UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-06087

Salomon Brothers Series Funds Inc

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Salomon Brothers Asset Management Inc

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 725-6666

Date of fiscal year end: December 31

Date of reporting period: June 30, 2004

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

June 30, 2004

SEMI-ANNUAL

REPORT

Salomon Brothers Asset Management

Salomon Brothers Investment Series

■	High Yield Bond Fund

■	Short/Intermediate U.S. Government Fund

■	Strategic Bond Fund

NOT FDIC INSURED  •  NOT BANK GUARANTEED  •  MAY LOSE VALUE

Letter from the Chairman

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

Dear Shareholder,

The bond markets pulled back over the last six months amid signs of a strengthening economy, renewed inflationary pressures, and rising interest rates. In general, returns on most sectors of the fixed-income market were flat to slightly negative. (As you may know, bond prices decline as interest rates rise.) Since January 1, 2004, the yield on the benchmark 30-year U.S. Treasury bond jumped from 5.07% to end June at 5.29%, settling back from a peak of 5.56% during May. Meanwhile, the U.S. Treasury bond’s total return over the entire six months was slightly negative.

As widely anticipated over recent months, the Federal Reserve (the “Fed”), at the end of June, finally raised its federal funds ratei target to 1.25% from 1.00%, which had been its lowest level in more than 40 years. Although the market fully expected the 25 basis pointii hike in the federal funds rate, the wording of the statement following the meeting still generated some anxiety. The Fed reiterated that it would increase rates “at a pace that is likely to be measured” but added, “the Committee will respond to changes in economic prospects as needed to fulfill its obligation to maintain price stability.”

The U.S. economy’s quarterly pace of growth continued to advance over the period at a rate that significantly exceeded levels in early 2003.iii Even the U.S. labor market, which generated lackluster results throughout 2003, grew significantly over the period.iv Given the combination of strong gross domestic product (“GDP”)v results, comments from the Fed about a more robust economy, improvement in job growth and a pick-up in inflation, the economy appeared to be firing on all cylinders. However, investors’ reaction to the progress of the recovery generated more pronounced concerns about the prospects of rising interest rates.

Concerns about a rising-interest rate environment exerted pressure on prices of U.S. Treasury bonds, causing their yields to rise sharply, particularly in April. In general, mortgage-backed securities and U.S. Agencies held up slightly better than 10-year U.S. Treasuries on a total return basis over the six-month period.vi Short-term U.S. Treasury bills finished in slightly positive territory, also outperforming U.S. Treasury bonds (whose prices are more sensitive to interest rate movements than shorter-term Treasuries due to the bonds’ longer maturities).

Although the U.S. high-yield bond market took on a more tempered tone this year versus 2003, high-yield bonds outpaced most other sectors of the U.S. fixed-income market during the first six months of 2004. Recent improvements in the U.S. economy, notably, the improving labor market and declining corporate default rates, proved favorable for corporate earnings and the corporate bond credit environment. Therefore, despite the volatility in U.S. Treasury markets, the high-yield market has remained healthy from a fundamental perspective (as high-yield bonds tend to be more sensitive to corporate earnings and creditworthiness than to the direction of interest rates).

Emerging debt markets started 2004 strong, as general debt markets remained generally calm amid a relatively benign stretch in the U.S. Treasury bond markets and hedge funds joined crossover buyers (an investment grade buyer who “crosses over” or invests in investment grade countries in the emerging markets universe) in adding to their emerging markets debt allocations. However, emerging markets were disrupted in April and May after U.S. Treasury bonds sold

PERFORMANCE SNAPSHOT

AS OF JUNE 30, 2004

(excluding sales charges)

6 Months

High Yield Bond Fund — Class A shares	0.59%

Citigroup High-Yield Market Index	1.19%

Lipper High Current Yield Funds Category Average	1.15%

Strategic Bond Fund — Class A shares	-0.55%

Lehman Brothers Aggregate Bond Index	0.15%

Citigroup Broad Investment Grade Bond Index	0.18%

Lipper Multi-Sector Income Funds Category Average	-0.36%

Short/Intermediate U.S. Government Fund — Class A shares	-0.39%

Citigroup 1-10 Year Treasury Bond Index	-0.22%

Lipper Short/Intermediate U.S. Government Funds Category Average	-0.34%

SEC Yield	4.63%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.sbam.com.

The fund’s yield reflects voluntary fee waivers and reimbursements, which may be reduced or terminated at any time. Without these fee waivers and reimbursements, the fund’s yield would have been 4.22%.

Class A share returns assume the reinvestment of income dividends and capital gains distributions at net asset value and the deduction of all fund expenses. Returns have not been adjusted to include sales charges that may apply when shares are purchased or the deduction of taxes that a shareholder would pay on fund distributions. For High Yield Bond Fund, excluding sales charges, Class B shares returned 0.22%, Class C shares returned 0.28%, Class O shares returned 0.67% and Class Y shares returned 0.65% over the six months ended June 30, 2004. For Strategic Bond Fund, excluding sales charges, Class B shares returned -0.91%, Class C shares returned -0.87%, Class O shares returned -0.55% and Class Y shares returned -0.50% over the six months ended June 30, 2004. For Short/Intermediate U.S. Government Fund, excluding sales charges, Class B shares returned -0.75%, Class C shares returned -0.71% and Class O shares returned -0.35% over the six months ended June 30, 2004.

off and yields rose following an extremely strong March U.S. jobs report and comments from the Fed about the economy and inflation concerns in the U.S. During turbulent times in the Treasury markets, investors tend to rotate away from emerging market debt toward more liquid fixed-income instruments. Through all of this, underlying emerging market fundamentals, with rare exception, remained strong, and the markets drew some benefit from higher-than-expected global economic growth.

HIGH YIELD BOND FUND

For the six months ended June 30, 2004, Class A shares of the Salomon Brothers Investment Series — High Yield Bond Fund, excluding sales charges, returned 0.59%. The fund’s unmanaged benchmark, the Citigroup High-Yield Market Indexvii returned 1.19%. The fund’s Lipper high current yield funds category average returned 1.15%.1

[1]	Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended June 30, 2004, calculated among the 426 funds in the fund’s Lipper category including the reinvestment of dividends and capital gains, if any, and excluding sales charges.

STRATEGIC BOND FUND

For the six months ended June 30, 2004, Class A shares of the Salomon Brothers Investment Series — Strategic Bond Fund, excluding sales charges, returned -0.55%. These shares underperformed both the fund’s unmanaged benchmark, the Lehman Brothers Aggregate Bond Index,viii which returned 0.15%, and its previous benchmark, the Citigroup Broad Investment Grade Bond Index,ix which returned 0.18%. The fund’s Lipper multi-sector income funds category average returned -0.36%.2

SHORT/INTERMEDIATE U.S. GOVERNMENT FUND

For the six months ended June 30, 2004, Class A shares of the Salomon Brothers Investment Series — Short/Intermediate U.S. Government Fund, excluding sales charges, returned -0.39%. The fund’s unmanaged benchmark, the Citigroup 1-10 Year Treasury Bond Indexx returned -0.22% for the same time period. The fund’s Lipper short/intermediate U.S. government funds category average returned -0.34%.3

SPECIAL SHAREHOLDER NOTICE

Effective April 29, 2004, Class 2 shares were renamed Class C shares.

INFORMATION ABOUT YOUR FUNDS

In recent months several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. The funds’ Advisers and some of their affiliates have received requests for information from various government regulators regarding market timing, late trading, fees and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the funds’ response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The funds have been informed that the Advisers and their affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.

In November 2003, Citigroup Asset Management disclosed an investigation by the Securities and Exchange Commission (“SEC”) and the U.S. Attorney relating to Citigroup Asset Management’s entry into the transfer agency business during 1997-1999. On July 20, 2004, Citigroup disclosed that it had been notified by the Staff of the SEC that the Staff is considering recommending a civil injunctive action and/or an administrative proceeding against certain advisory and transfer agent entities affiliated with Citigroup relating to the creation and operation of its internal transfer agent unit to serve primarily the Smith Barney family of mutual funds. This internal transfer agent did not provide services to the fund. Citigroup is cooperating with the SEC and will seek to resolve this matter in discussion with the SEC Staff. Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the funds.

[2]	Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended June 30, 2004, calculated among the 115 funds in the fund’s Lipper category including the reinvestment of dividends and capital gains, if any, and excluding sales charges.
[3]	Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended June 30, 2004, calculated among the 82 funds in the fund’s Lipper category including the reinvestment of dividends and capital gains, if any, and excluding sales charges.

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you continue to meet your financial goals.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

July 20, 2004

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

Portfolio holdings and breakdowns are as of June 30, 2004 and are subject to change. Please refer to pages 5 through 31 for a list and percentage breakdown of the fund’s holdings.

High Yield Bond Fund

RISKS: Investments in high yield securities and foreign securities, including emerging markets, involve risks beyond those inherent in solely higher-rated and domestic investments. The risks of high-yield securities include, but are not limited to, price volatility and the possibility of default in the timely payment of interest and principal. Foreign securities are subject to certain risks of overseas investing including currency fluctuations and changes in political and economic conditions. These risks are magnified in emerging markets. The fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on fund performance.

Strategic Bond Fund

RISKS: Investments in high yield securities and in foreign companies and governments, including emerging markets, involve risks beyond those inherent solely in higher-rated and domestic investments. The risks of high yield securities include, but are not limited to, price volatility and the possibility of default in the timely payment of interest and principal. Foreign stocks are subject to certain risks of overseas investing including currency fluctuations and changes in political and economic conditions, which could result in significant market fluctuations. These risks are magnified in emerging markets. The fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on fund performance. The fund’s objective may be changed without shareholder approval.

Short/Intermediate U.S. Government Fund

RISKS: The value of the fund will fluctuate with market conditions and neither share price nor income from the fund are guaranteed by the U.S. Government. Investments in mortgage-backed securities involve an additional level of risk, as discussed in the prospectus. Investing in a non-diversified, narrowly focused fund may entail greater risks than is normally associated with more widely diversified funds. The fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses and have a potentially large impact on fund performance. The fund’s objective may be changed without shareholder approval.

All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]	The federal funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans.
ii	A basis point is one one-hundredth (1/100 or 0.01) of one percent.
iii	Source: Based upon gross domestic product data from the Bureau of Economic Analysis.
iv	Based upon data from the U.S. Department of Labor.
[v]	Gross domestic product is a market value of goods and services produced by labor and property in a given country.
vi	Based upon data from Lehman Brothers based upon the respective returns of Lehman sub-indices for each respective class of fixed-income securities. Results are based upon total rates of return indices reflecting the average performance of securities within each respective asset class over the six-month period ended June 30, 2004. The indices used as sources include the Lehman Brothers U.S. Treasury, U.S. Mortgage-Backed Securities Fixed Rate, Corporate (Investment-Grade) and U.S. Agency indices.
vii	The Citigroup High-Yield Market Index is a broad-based unmanaged index of high yield securities.
viii	The Lehman Brothers Aggregate Bond Index is a broad-based bond index comprised of Government, Corporate, Mortgage and Asset-backed issues, rated investment grade or higher, and having at least one year to maturity.
ix	The Citigroup Broad Investment Grade Bond Index includes institutionally traded U.S. Treasury Bonds, government-sponsored bonds (U.S. Agency and supranational), mortgage-backed securities and corporate securities.
[x]	The Citigroup 1-10 Year Treasury Bond Index is a broad measure of the performance of short-term and medium-term U.S. Treasury securities.

Schedules of Investments

June 30, 2004 (unaudited)

Salomon Brothers High Yield Bond Fund

Face Amount	Security	Value
CORPORATE BONDS — 76.2%

Basic Industries — 15.5%
$ 7,300,000	Abitibi-Consolidated Inc., Debentures, 8.850% due 8/1/30	$7,149,839
7,650,000	Acetex Corp., Sr. Notes, 10.875% due 8/1/09	8,415,000
2,250,000	Airgas, Inc., 9.125% due 10/1/11	2,548,125
8,750,000	AK Steel Corp., 7.875% due 2/15/09 (a)	8,225,000
5,550,000	Anchor Glass Container Corp., Secured Notes, 11.000% due 2/15/13	6,375,563
	Appleton Papers Inc.:
2,600,000	Sr. Notes, 8.125% due 6/15/11 (b)	2,645,500
3,975,000	Sr. Sub. Notes, 9.750% due 6/15/14 (b)	4,004,813
7,275,000	Applied Extrusion Technologies, Inc., Series B, 10.750% due 7/1/11 (a)	4,765,125
7,775,000	BCP Caylux Holdings Luxembourg SCA, Sr. Sub. Notes, 9.625% due 6/15/14 (b)	8,095,719
5,425,000	Berry Plastics Corp., 10.750% due 7/15/12	6,048,875
2,100,000	Borden Chemicals & Plastics L.P., Notes, 9.500% due 5/1/05 (c)	210
	Bowater Inc.:
3,250,000	Debentures, 9.500% due 10/15/12	3,610,945
9,000,000	Notes, 6.500% due 6/15/13 (a)	8,511,930
	Buckeye Technologies Inc., Sr. Sub. Notes:
4,400,000	9.250% due 9/15/08 (a)	4,334,000
2,350,000	8.000% due 10/15/10 (a)	2,167,875
6,575,000	Equistar Chemicals L.P., Sr. Notes, 10.625% due 5/1/11 (a)	7,331,125
	FMC Corp.:
2,475,000	Debentures, 7.750% due 7/1/11	2,611,125
1,250,000	Notes, 7.000% due 5/15/08	1,306,250
2,975,000	Secured Notes, 10.250% due 11/1/09	3,436,125
3,975,000	Hercules Inc., 6.750% due 10/15/29 (b)	3,835,875
6,000,000	Huntsman Advanced Materials LLC, Secured Notes, 11.000% due 7/15/10 (a)(b)	6,795,000
	Huntsman International LLC:
2,150,000	9.875% due 3/1/09	2,332,750
5,325,000	10.125% due 7/1/09	5,458,125
6,925,000	IMCO Recycling Inc., Secured Notes, 10.375% due 10/15/10	7,513,625
4,400,000	IPSCO, Inc., Sr. Notes, 8.750% due 6/1/13 (a)	4,928,000
3,375,000	ISP Chemco Inc., Series B, 10.250% due 7/1/11	3,771,562
665,000	ISP Holdings Inc., Secured Notes, Series B, 10.625% due 12/15/09	734,825
7,925,000	Ispat Inland ULC, Secured Notes, 9.750% due 4/1/14 (b)	8,202,375
2,925,000	Jefferson Smurfit Corp., 8.250% due 10/1/12 (a)	3,056,625
4,700,000	JSG Funding PLC, Sr. Notes, 9.625% due 10/1/12	5,170,000
7,100,000	Koppers Inc., 9.875% due 10/15/13	7,810,000
	Lyondell Chemical Co.:
2,475,000	9.500% due 12/15/08	2,592,562
	Secured Notes:
850,000	11.125% due 7/15/12 (a)	945,625
3,925,000	Series B, 9.875% due 5/1/07	4,121,250
1,700,000	Methanex Corp., Sr. Notes, 8.750% due 8/15/12	1,921,000
	Millennium America Inc.:
6,000,000	9.250% due 6/15/08 (a)	6,480,000
2,500,000	Sr. Notes, 9.250% due 6/15/08 (b)	2,700,000
	Mueller Group Inc.:
1,575,000	Secured Notes, 5.91875% due 11/1/11 (b)(e)	1,645,875
4,215,000	Sr. Sub. Notes, 10.000% due 5/1/12 (b)	4,404,675
750,000	Nalco Co., Sr. Sub. Notes, 8.875% due 11/15/13 (a)(b)	789,375
3,250,000	Newark Group Inc., Sr. Sub. Notes, 9.750% due 3/15/14 (b)	3,128,125

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Salomon Brothers High Yield Bond Fund

Face Amount	Security	Value

Basic Industries — 15.5% (continued)
$ 5,615,000	NewMarket Corp., 8.875% due 5/1/10	$5,951,900
6,200,000	Norske Skog Canada Ltd., Series D, 8.625% due 6/15/11 (a)	6,603,000
875,000	OM Group, Inc., 9.250% due 12/15/11	901,250
11,200,000	Plastipak Holdings Inc., 10.750% due 9/1/11	12,096,000
	Pliant Corp.:
750,000	Secured Notes, 11.125% due 9/1/09	806,250
1,525,000	Sr. Sub. Notes, 13.000% due 6/1/10 (a)	1,372,500
4,500,000	Portola Packaging Inc., Sr. Notes, 8.250% due 2/1/12 (a)(b)	3,622,500
	Radnor Holdings Corp.:
1,750,000	Secured Notes, 8.350% due 4/15/09 (b)	1,758,750
4,025,000	Sr. Notes, 11.000% due 3/15/10 (a)	3,441,375
4,000,000	Republic Technologies International, LLC, 13.750% due 7/15/09 (c)(d)	0
	Resolution Performance Products LLC:
2,125,000	Sr. Notes, 9.500% due 4/15/10 (a)	2,199,375
6,675,000	Sr. Sub. Notes, 13.500% due 11/15/10 (a)	6,257,812
	Rhodia S.A.:
	Sr. Notes:
450,000	7.625% due 6/1/10 (a)(b)	409,500
1,750,000	10.250% due 6/1/10 (a)(b)	1,776,250
8,100,000	Sr. Sub. Notes, 8.875% due 6/1/11 (a)(b)	6,885,000
1,625,000	Smurfit Capital Funding PLC, Debentures, 7.500% due 11/20/25	1,527,500
	Stone Container Corp., Sr. Notes:
3,025,000	9.750% due 2/1/11	3,342,625
2,525,000	8.375% due 7/1/12	2,651,250
	Tekni-Plex, Inc.:
600,000	Secured Notes, 8.750% due 11/15/13 (b)	576,000
6,275,000	Series B, 12.750% due 6/15/10 (a)	6,055,375
	Tembec Industries, Inc.:
8,450,000	8.625% due 6/30/09 (a)	8,597,875
2,000,000	8.500% due 2/1/11	2,030,000
5,000,000	7.750% due 3/15/12	4,850,000
9,000,000	UAP Holding Corp., Sr. Discount Notes, (zero coupon until 1/15/08, 10.750% thereafter), due 7/15/12 (b)	7,236,000
4,875,000	Westlake Chemical Corp., 8.750% due 7/15/11	5,313,750
7,075,000	Wolverine Tube, Inc., Sr. Notes, 7.375% due 8/1/08 (b)	6,968,875

		283,151,105

Consumer Cyclicals — 4.9%
8,425,000	Cinemark Inc., Sr. Discount Notes, (zero coupon until 3/15/09, 9.750% thereafter), due 3/15/14 (b)	5,539,438
5,250,000	CKE Restaurants, Inc., 9.125% due 5/1/09	5,486,250
	Cole National Group, Inc., Sr. Sub. Notes:
3,950,000	8.625% due 8/15/07	4,009,250
4,475,000	8.875% due 5/15/12	4,799,438
1,200,000	Eye Care Centers of America, Inc., 9.125% due 5/1/08	1,218,000
	FelCor Lodging L.P.:
2,531,000	10.000% due 9/15/08	2,682,860
275,000	9.000% due 6/1/11 (a)	285,313
2,400,000	Finlay Fine Jewelry Corp., Sr. Notes, 8.375% due 6/1/12 (b)	2,502,000
1,479,000	Flooring America Inc., Series B, 9.250% due 10/15/07 (c)(d)	148
2,578,000	Host Marriott Corp., Series B, 7.875% due 8/1/08	2,655,340
	Host Marriott L.P.:
750,000	Series E, 8.375% due 2/15/06	795,000
2,550,000	Series I, 9.500% due 1/15/07	2,798,625

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Salomon Brothers High Yield Bond Fund

Face Amount	Security	Value

Consumer Cyclicals — 4.9% (continued)
	Interface, Inc.:
$ 1,325,000	Sr. Notes, 10.375% due 2/1/10	$1,484,000
6,000,000	Sr. Sub. Notes, 9.500% due 2/1/14 (b)	6,000,000
2,075,000	John Q. Hammons Hotels L.P., 1st Mortgage, Series B, 8.875% due 5/15/12	2,261,750
2,500,000	Leslie’s Poolmart, Sr. Notes, Series B, 10.375% due 7/15/08	2,562,500
	Levi Strauss & Co.:
900,000	Notes, 7.000% due 11/1/06 (a)	844,875
	Sr. Notes:
4,040,000	11.625% due 1/15/08 (a)	3,979,400
4,845,000	12.250% due 12/15/12	4,796,550
	MeriStar Hospitality Corp.:
1,900,000	9.000% due 1/15/08	1,928,500
5,225,000	9.125% due 1/15/11 (a)	5,303,375
4,200,000	Oxford Industries, Inc., Sr. Notes, 8.875% due 6/1/11 (b)	4,452,000
400,000	Phillips-Van Heusen Corp., Sr. Notes, 8.125% due 5/1/13 (a)	419,000
2,975,000	Prime Hospitality Corp., Sr. Sub. Notes, Series B, 8.375% due 5/1/12	3,086,562
	Saks Inc.:
500,000	7.500% due 12/1/10	522,500
2,600,000	9.875% due 10/1/11 (a)	3,035,500
794,000	7.000% due 12/1/13	788,045
2,400,000	7.375% due 2/15/19	2,304,000
4,725,000	Sbarro, Inc., 11.000% due 9/15/09 (a)	4,158,000
3,500,000	Six Flags, Inc., Sr. Notes, 9.625% due 6/1/14 (a)(b)	3,500,000
1,275,000	Starwood Hotels & Resorts Worldwide, Inc., 7.875% due 5/1/12	1,370,625
2,825,000	Tommy Hilfiger USA, Inc., 6.850% due 6/1/08	2,842,656

		88,411,500

Consumer Non-Cyclicals — 14.8%
5,800,000	aaiPharma Inc., 11.000% due 4/1/10 (a)	4,872,000
3,750,000	Ahold Finance U.S.A. Inc., Notes, 8.250% due 7/15/10	3,975,000
8,085,988	Ahold Lease U.S.A. Inc., Series A-1, 7.820% due 1/2/20	7,989,966
6,725,000	AmeriPath, Inc., 10.500% due 4/1/13	6,825,875
5,950,000	Ameristar Casinos, Inc., 10.750% due 2/15/09	6,812,750
1,663,000	Applica Inc., Sr. Sub. Notes, 10.000% due 7/31/08	1,687,945
	Argosy Gaming Co., Sr. Sub. Notes:
100,000	9.000% due 9/1/11	111,000
7,000,000	7.000% due 1/15/14 (b)	6,860,000
6,350,000	Athena Neurosciences Finance LLC, 7.250% due 2/21/08	6,350,000
2,140,000	Brown Jordan International Inc., Series B, 12.750% due 8/15/07	1,776,200
	Caesars Entertainment, Inc.:
1,925,000	Sr. Notes, 7.000% due 4/15/13 (a)	1,949,062
	Sr. Sub. Notes:
1,000,000	7.875% due 12/15/05 (a)	1,053,750
700,000	9.375% due 2/15/07	762,125
5,250,000	8.875% due 9/15/08 (a)	5,709,375
4,800,000	8.125% due 5/15/11 (a)	5,118,000
1,000,000	Chumash Casino & Resort Enterprise, Sr. Notes, 9.250% due 7/15/10 (b)	1,090,000
4,625,000	Coast Hotels & Casinos, Inc., 9.500% due 4/1/09	4,879,375
4,512,435	Dade Behring Holdings Inc., 11.910% due 10/3/10	5,189,300
	Del Monte Corp.:
3,500,000	Series B, 9.250% due 5/15/11	3,841,250

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Salomon Brothers High Yield Bond Fund

Face Amount	Security	Value

Consumer Non-Cyclicals — 14.8% (continued)
$ 1,100,000	Sr. Sub. Notes, 8.625% due 12/15/12	$1,190,750
	Doane Pet Care Co.:
1,975,000	10.750% due 3/1/10	2,093,500
6,900,000	Sr. Sub. Notes, 9.750% due 5/15/07 (a)	6,399,750
	Dole Food Co., Inc., Sr. Notes:
3,650,000	8.625% due 5/1/09	3,841,625
3,200,000	8.875% due 3/15/11	3,400,000
	Extendicare Health Services, Inc.:
2,650,000	9.500% due 7/1/10	2,954,750
4,000,000	Sr. Sub. Notes, 6.875% due 5/1/14 (b)	3,780,000
3,150,000	FTD Inc., 7.750% due 2/15/14	2,937,375
3,250,000	Genesis HealthCare Corp., Sr. Sub. Notes, 8.000% due 10/15/13 (b)	3,331,250
8,625,000	Home Interiors & Gifts, Inc., 10.125% due 6/1/08	8,581,875
4,000,000	Horseshoe Gaming Holding Corp., Series B, 8.625% due 5/15/09	4,190,000
5,450,000	IASIS Healthcare Corp., Sr. Sub. Notes, 8.750% due 6/15/14 (b)	5,599,875
3,925,000	Icon Health & Fitness, Inc., 11.250% due 4/1/12	4,297,875
5,275,000	Inn of the Mountain Gods Resort & Casino, Sr. Notes, 12.000% due 11/15/10 (b)	5,881,625
5,075,000	InSight Health Services Corp., Series B, 9.875% due 11/1/11 (a)	5,455,625
3,206,507	Iowa Select Farms, L.P., Secured Notes, Payment-in-Kind, 10.750% due 12/1/06 (b)	2,582,377
5,000,000	Jafra Cosmetics International Inc., 10.750% due 5/15/11	5,600,000
6,795,000	Kerzner International Ltd., 8.875% due 8/15/11	7,287,637
4,000,000	Medex Inc., Sr. Sub. Notes, 8.875% due 5/15/13	4,240,000
	MGM MIRAGE:
3,250,000	9.750% due 6/1/07	3,566,875
4,050,000	8.375% due 2/1/11 (a)	4,252,500
2,150,000	Nash Finch Co., Series B, 8.500% due 5/1/08 (a)	2,152,688
7,000,000	Nebco Evans Holding Co., Sr. Discount Notes, 12.375% due 7/15/07 (c)(d)	0
476,187	Nutritional Sourcing Corp., Notes, 10.125% due 8/1/09	316,664
	Pinnacle Entertainment Inc.:
4,000,000	8.750% due 10/1/13 (a)	3,990,000
3,250,000	Sr. Sub. Notes, 8.250% due 3/15/12 (b)	3,128,125
7,050,000	Playtex Products, Inc., 9.375% due 6/1/11 (a)	6,891,375
3,200,000	Premier International Foods PLC, Sr. Notes, 12.000% due 9/1/09	3,432,000
3,000,000	Psychiatric Solutions, Inc., Sr. Sub. Notes, 10.625% due 6/15/13	3,427,500
	Rite Aid Corp.:
5,100,000	11.250% due 7/1/08	5,648,250
	Notes:
1,125,000	7.125% due 1/15/07 (a)	1,155,938
1,350,000	6.125% due 12/15/08 (b)	1,279,125
10,250,000	Sealy Mattress Co., Sr. Sub. Notes, 8.250% due 6/15/14 (b)	10,352,500
4,300,000	Seneca Gaming Corp., Sr. Notes, 7.250% due 5/1/12 (b)	4,316,125
1,900,000	Sola International Inc., Notes, 6.875% due 3/15/08	1,938,082
1,250,000	Stater Brothers Holdings, Inc., Sr. Notes, 8.125% due 6/15/12 (b)	1,260,938
5,000,000	Station Casinos, Inc., Sr. Sub. Notes, 6.875% due 3/1/16	4,837,500
	Swift & Co.:
2,020,000	10.125% due 10/1/09	2,166,450
1,525,000	Sr. Sub. Notes, 12.500% due 1/1/10	1,639,375
1,250,000	Sybron Dental Specialties, Inc., 8.125% due 6/15/12	1,343,750
1,300,000	Tempur-Pedic Inc. & Tempur Production USA Inc., Sr. Sub. Notes, 10.250% due 8/15/10	1,472,250

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Salomon Brothers High Yield Bond Fund

Face Amount	Security	Value

Consumer Non-Cyclicals — 14.8% (continued)
	Tenet Healthcare Corp.:
$ 9,225,000	Notes, 7.375% due 2/1/13 (a)	$8,394,750
	Sr. Notes:
2,950,000	6.500% due 6/1/12	2,581,250
400,000	9.875% due 7/1/14 (b)	409,000
3,025,000	6.875% due 11/15/31	2,389,750
4,550,000	Turning Stone Casino Resort Enterprise, Sr. Notes, 9.125% due 12/15/10 (b)	4,777,500
6,175,000	United Industries Corp., Series D, 9.875% due 4/1/09	6,452,875
5,675,000	Vanguard Health Systems, Inc., 9.750% due 8/1/11 (a)	6,171,563
4,400,000	Venetian Casino Resort, LLC, 11.000% due 6/15/10	5,104,000
3,125,000	Vicar Operating Inc., 9.875% due 12/1/09	3,453,125

		268,800,685

Energy — 8.3%
2,150,000	BRL Universal Equipment 2001 A, L.P., Secured Notes, 8.875% due 2/15/08	2,313,938
	Chesapeake Energy Corp.:
428	8.125% due 4/1/11	464
	Sr. Notes:
11,000,000	7.500% due 6/15/14 (b)	11,385,000
583,000	6.875% due 1/15/16	571,340
5,000,000	Costilla Energy, Inc., Sr. Notes, 10.250% due 10/1/06 (c)(d)	0
	Dynegy Holdings Inc.:
	Debentures:
11,850,000	7.125% due 5/15/18	9,302,250
5,575,000	7.625% due 10/15/26	4,348,500
6,500,000	Secured Notes, 9.875% due 7/15/10 (b)	7,020,000
3,000,000	Sr. Notes, 8.750% due 2/15/12 (a)	2,865,000
	El Paso Corp.:
10,475,000	Notes, 7.875% due 6/15/12 (a)	9,453,688
	Sr. Notes:
500,000	7.375% due 12/15/12	436,250
10,500,000	7.800% due 8/1/31 (a)	8,478,750
5,150,000	7.750% due 1/15/32 (a)	4,158,625
6,500,000	Exco Resources, Inc., 7.250% due 1/15/11	6,630,000
	Forest Oil Corp., Sr. Notes:
1,200,000	8.000% due 6/15/08	1,284,000
5,925,000	8.000% due 12/15/11 (a)	6,384,187
	Hanover Compressor Co.:
2,325,000	8.625% due 12/15/10	2,418,000
2,350,000	Sr. Notes, 9.000% due 6/1/14	2,449,875
525,000	Sub. Notes, zero coupon due 3/31/07 (a)	417,375
	Key Energy Services, Inc.:
3,475,000	Series C, 8.375% due 3/1/08	3,614,000
2,500,000	Sr. Notes, 6.375% due 5/1/13	2,375,000
13,350,000	Magnum Hunter Resources, Inc., 9.600% due 3/15/12	14,751,750
750,000	Pioneer Natural Resources Co., 9.625% due 4/1/10	921,121
	Plains Exploration & Production Co.:
2,225,000	Series B, 8.750% due 7/1/12 (a)	2,436,375
1,000,000	Sr. Sub. Notes, 8.750% due 7/1/12	1,095,000
2,000,000	Pogo Producing Co., Sr. Sub. Notes, Series B, 8.250% due 4/15/11	2,200,000
2,250,000	Pride International, Inc., Sr. Notes, 10.000% due 6/1/09 (a)	2,385,000
5,250,000	Swift Energy Co., Sr. Sub. Notes, 9.375% due 5/1/12	5,630,625

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Salomon Brothers High Yield Bond Fund

Face Amount	Security	Value

Energy — 8.3% (continued)
$ 1,700,000	Universal Compression, Inc., Sr. Notes, 7.250% due 5/15/10	$1,763,750
	Vintage Petroleum, Inc.:
1,500,000	Sr. Notes, 8.250% due 5/1/12 (a)	1,597,500
3,025,000	Sr. Sub. Notes, 7.875% due 5/15/11	3,115,750
4,900,000	Westport Resources Corp., 8.250% due 11/1/11	5,567,625
	The Williams Cos., Inc.:
	Notes:
6,275,000	7.625% due 7/15/19	6,071,062
8,650,000	7.875% due 9/1/21	8,368,875
6,875,000	8.750% due 3/15/32	6,909,375
2,000,000	Sr. Notes, 8.625% due 6/1/10	2,210,000

		150,930,050

Financial Services — 0.0%
3,210,025	Airplanes Pass-Through Trust, Series D, 10.875% due 3/15/19 (c)(d)	0

Housing Related — 0.4%
2,200,000	Associated Materials Inc., Sr. Discount Notes, (zero coupon until 3/1/09, 11.250% thereafter), due 3/1/14 (b)	1,485,000
2,550,000	Atrium Cos., Inc., Series B, 10.500% due 5/1/09 (a)	2,683,875
2,700,000	Norcraft Cos. L.P., Sr. Sub. Notes, 9.000% due 11/1/11 (b)	2,862,000

		7,030,875

Manufacturing — 4.8%
2,975,000	Alliant Techsystems Inc., 8.500% due 5/15/11 (a)	3,227,875
	Blount Inc.:
2,125,000	7.000% due 6/15/05	2,178,125
6,190,000	13.000% due 8/1/09	6,661,987
3,650,000	Case New Holland Inc., Sr. Notes, 9.250% due 8/1/11 (b)	3,850,750
2,000,000	Dana Credit Corp., Notes, 8.375% due 8/15/07 (b)	2,170,000
5,600,000	DRS Technologies, Inc., Sr. Sub. Notes, 6.875% due 11/1/13	5,488,000
175,000	Eagle-Picher Industries, Inc., Sr. Notes, 9.750% due 9/1/13	189,000
2,375,000	General Binding Corp., 9.375% due 6/1/08 (a)	2,467,031
6,275,000	Invensys PLC, Sr. Notes, 9.875% due 3/15/11 (b)	6,275,000
5,600,000	Keystone Automotive Operations, Inc., Sr. Sub. Notes, 9.750% due 11/1/13 (b)	6,020,000
3,570,000	Kinetek, Inc., Sr. Notes, Series D, 10.750% due 11/15/06	3,052,350
2,750,000	L-3 Communications Corp., 7.625% due 6/15/12 (a)	2,915,000
950,000	NMHG Holding Co., 10.000% due 5/15/09	1,049,750
3,590,000	Park-Ohio Industries, Inc., Sr. Sub. Notes, 9.250% due 12/1/07 (a)	3,670,775
1,625,000	Rexnord Corp., 10.125% due 12/15/12	1,795,625
4,375,000	Sensus Metering Systems, Inc., Sr. Sub. Notes, 8.625% due 12/15/13 (b)	4,221,875
	Sequa Corp., Sr. Notes:
3,250,000	9.000% due 8/1/09	3,469,375
6,000,000	Series B, 8.875% due 4/1/08	6,345,000
	Tenneco Automotive Inc., Series B:
1,050,000	11.625% due 10/15/09 (a)	1,134,000
2,300,000	Secured Notes, 10.250% due 7/15/13 (a)	2,610,500
4,500,000	Terex Corp., Series B, 10.375% due 4/1/11 (a)	5,040,000
	TRW Automotive Inc.:
4,506,000	Sr. Notes, 9.375% due 2/15/13	5,103,045
293,000	Sr. Sub. Notes, 11.000% due 2/15/13 (a)	347,205
7,855,000	Wesco Distribution Inc., Series B, 9.125% due 6/1/08	8,120,106

		87,402,374

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Salomon Brothers High Yield Bond Fund

Face Amount	Security	Value

Media – Cable — 9.5%
$ 4,175,000	Atlantic Broadband Finance LLC, Sr. Sub. Notes, 9.375% due 1/15/14 (b)	$3,966,250
3,151,050	Avalon Cable LLC, Sr. Discount Notes, 11.875% due 12/1/08 (e)	3,355,868
	Cablevision Systems Corp., Sr. Notes:
7,200,000	5.670% due 4/1/09 (a)(b)(e)	7,416,000
2,725,000	8.000% due 4/15/12 (b)	2,697,750
3,150,000	Cadmus Communications Corp., Sr. Sub. Notes, 8.375% due 6/15/14 (b)	3,165,750
3,250,000	CBD Media Inc., 8.625% due 6/1/11	3,436,875
	Charter Communications Holdings, LLC:
	Sr. Discount Notes:
775,000	9.920% due 4/1/11	616,125
6,525,000	Zero coupon until 1/15/05, (11.750% thereafter), due 1/15/10	5,268,938
3,650,000	Zero coupon until 1/15/06, (13.500% thereafter), due 1/15/11	2,691,875
10,950,000	Zero coupon until 5/15/06, (11.750% thereafter), due 5/15/11	7,144,875
1,175,000	Zero coupon until 1/15/07, (12.125% thereafter), due 1/15/12	705,000
	Sr. Notes:
175,000	8.250% due 4/1/07 (a)	161,000
450,000	8.625% due 4/1/09 (a)	361,125
11,250,000	10.000% due 4/1/09 (a)	9,450,000
6,800,000	10.750% due 10/1/09	5,746,000
5,000,000	CSC Holdings Inc., Sr. Sub. Debentures, 10.500% due 5/15/16 (a)	5,637,500
	Dex Media East LLC:
1,900,000	9.875% due 11/15/09	2,142,250
1,375,000	12.125% due 11/15/12	1,612,188
12,000,000	Dex Media Inc., Discount Notes, (zero coupon until 11/15/08, 9.000% thereafter), due 11/15/13 (b)	7,800,000
3,200,000	Dex Media West LLC, Sr. Sub. Notes, Series B, 9.875% due 8/15/13	3,528,000
3,275,000	DirecTV Holdings LLC, Sr. Notes, 8.375% due 3/15/13	3,639,344
4,079,000	EchoStar DBS Corp., Sr. Notes, 9.125% due 1/15/09	4,491,999
3,082,900	Hollinger Participation Trust, Sr. Notes, Payment-in-Kind, 12.125% due 11/15/10 (b)	3,452,774
5,350,000	Houghton Mifflin Co., Sr. Discount Notes, (zero coupon until 10/15/08, 11.500% thereafter), due 10/15/13	2,868,938
	Insight Midwest, L.P., Sr. Notes:
2,350,000	9.750% due 10/1/09 (a)	2,491,000
3,425,000	10.500% due 11/1/10 (a)	3,750,375
1,475,000	10.500% due 11/1/10 (b)	1,615,125
2,100,000	Interep National Radio Sales, Inc., Series B, 10.000% due 7/1/08	1,753,500
4,375,000	LodgeNet Entertainment Corp., Sr. Sub. Debentures, 9.500% due 6/15/13	4,801,563
2,225,000	Mediacom Broadband LLC, 11.000% due 7/15/13 (a)	2,380,750
5,400,000	Mediacom LLC, Sr. Notes, 9.500% due 1/15/13 (a)	5,238,000
4,850,000	Nexstar Finance Holdings LLC, Sr. Discount Notes, (zero coupon until 4/1/08, 11.375% thereafter), due 4/1/13	3,492,000
6,950,000	NextMedia Operating, Inc., 10.750% due 7/1/11	7,792,688
870,000	PEI Holdings Inc., Sr. Notes, 11.000% due 3/15/10	1,013,550
4,400,000	R.H. Donnelly Finance Corp. I, 10.875% due 12/15/12 (b)	5,126,000
1,950,000	Radio One, Inc., Series B, 8.875% due 7/1/11 (a)	2,137,687
1,625,000	Rogers Cable Inc., 8.750% due 5/1/32	1,729,393
2,725,000	Spanish Broadcasting System, Inc., 9.625% due 11/1/09	2,888,500
	Telewest Communications PLC, Sr. Discount Notes:
625,000	9.250% due 4/15/09	303,125
3,885,000	Zero coupon until 2/1/05, (11.375% thereafter), due 2/1/10 (a)	1,728,825
5,850,000	Vertis Inc., Secured Notes, 9.750% due 4/1/09 (a)	6,318,000
	Vivendi Universal SA, Sr. Notes:
7,100,000	6.250% due 7/15/08	7,563,843
1,500,000	9.250% due 4/15/10	1,772,925

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Salomon Brothers High Yield Bond Fund

Face Amount	Security	Value

Media – Cable — 9.5% (continued)
$ 2,395,000	Von Hoffmann Corp., 10.250% due 3/15/09	$2,475,831
	Yell Finance BV:
3,215,000	Sr. Discount Notes, (zero coupon until 8/1/06, 13.500% thereafter), due 8/1/11	3,038,175
2,298,000	Sr. Notes, 10.750% due 8/1/11	2,659,935
8,875,000	Young Broadcasting Inc., 10.000% due 3/1/11 (a)	9,074,688

		172,501,902

Services and Other — 2.4%
	Allied Waste North America, Inc.:
	Series B:
125,000	8.875% due 4/1/08	137,500
7,350,000	9.250% due 9/1/12 (a)	8,268,750
5,500,000	Sr. Notes, 7.375% due 4/15/14 (b)	5,376,250
1,350,000	Brand Services, Inc., 12.000% due 10/15/12	1,545,750
2,300,000	CB Richard Ellis Services Inc., Sr. Notes, 9.750% due 5/15/10	2,541,500
2,976,215	Employee Solutions, Inc., Series B, 10.000% due 10/15/04 (c)(d)	298
2,500,000	The Holt Group, Inc., 9.750% due 1/15/06 (c)(d)	0
	Iron Mountain Inc.:
3,900,000	8.625% due 4/1/13	4,153,500
500,000	7.750% due 1/15/15	498,750
250,000	6.625% due 1/1/16	228,750
	Mail-Well I Corp.:
4,000,000	9.625% due 3/15/12 (a)	4,320,000
6,050,000	Sr. Sub. Notes, 7.875% due 12/1/13 (b)	5,535,750
	Muzak LLC:
1,500,000	9.875% due 3/15/09 (a)	1,162,500
6,325,000	Sr. Notes, 10.000% due 2/15/09 (a)	5,597,625
4,000,000	Safety-Kleen Corp., Inc., 9.250% due 6/1/08 (c)	10,000
4,500,000	SITEL Corp., 9.250% due 3/15/06	4,432,500

		43,809,423

Technology — 2.1%
	Amkor Technology, Inc.:
4,000,000	Sr. Notes, 7.125% due 3/15/11 (a)(b)	3,770,000
3,600,000	Sr. Sub. Notes, 10.500% due 5/1/09 (a)	3,798,000
20,475,000	Lucent Technologies Inc., Debentures, 6.450% due 3/15/29 (a)	15,919,313
7,675,000	Nortel Networks Ltd., Notes, 6.125% due 2/15/06	7,751,750
6,825,000	Seagate Technology HDD Holdings, 8.000% due 5/15/09 (a)	7,166,250

		38,405,313

Telecommunications — 7.6%
1,250,000	ACC Escrow Corp., Sr. Notes, Series B, 10.000% due 8/1/11	1,084,375
	Alamosa (Delaware), Inc.:
2,827,000	11.000% due 7/31/10	3,095,565
1,000,000	Sr. Notes, 8.500% due 1/31/12 (b)	985,000
2,537,000	Zero coupon until 7/31/05, (12.000% thereafter), due 7/31/09	2,460,890
	American Tower Corp., Sr. Notes:
10,700,000	9.375% due 2/1/09 (a)	11,475,750
4,600,000	7.500% due 5/1/12 (a)(b)	4,473,500
1,150,000	American Tower Escrow Corp., Discount Notes, zero coupon due 8/1/08	845,250
6,000,000	Centennial Cellular Operating Co., 10.125% due 6/15/13	6,225,000
2,675,000	Centennial Communications Corp., Sr. Notes, 8.125% due 2/1/14 (b)	2,494,437

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Salomon Brothers High Yield Bond Fund

Face Amount	Security	Value

Telecommunications — 7.6% (continued)
	Crown Castle International Corp., Sr. Notes:
$ 6,375,000	9.375% due 8/1/11	$7,044,375
4,000,000	10.750% due 8/1/11 (a)	4,500,000
1,650,000	7.500% due 12/1/13	1,650,000
2,375,000	Series B, 7.500% due 12/1/13 (a)	2,375,000
2,000,000	iPCS Escrow Co., Sr. Notes, 11.500% due 5/1/12 (b)	2,060,000
	Nextel Communications, Inc., Sr. Notes:
521,428	9.500% due 2/1/11	586,606
18,400,000	7.375% due 8/1/15	18,676,000
	Qwest Corp.:
1,800,000	Debentures, 8.875% due 6/1/31	1,746,000
4,050,000	Notes, 9.125% due 3/15/12 (b)	4,394,250
	Qwest Services Corp., Notes:
11,425,000	14.000% due 12/15/10 (b)	13,338,687
10,851,000	14.500% due 12/15/14 (b)	12,994,072
	SBA Communications Corp.:
5,150,000	Sr. Discount Notes, (zero coupon until 12/15/07, 9.750% thereafter), due 12/15/11	3,836,750
9,500,000	Sr. Notes, 10.250% due 2/1/09 (a)	9,785,000
2,500,000	SpectraSite, Inc., Sr. Notes, 8.250% due 5/15/10	2,587,500
5,000,000	Triton PCS Inc., 8.500% due 6/1/13 (a)	4,750,000
	UbiquiTel Operating Co.:
2,400,000	Sr. Notes, 9.875% due 3/1/11 (b)	2,412,000
6,450,000	Zero coupon until 4/15/05, (14.000% thereafter), due 4/15/10	6,417,750
5,750,000	Western Wireless Corp., Sr. Notes, 9.250% due 7/15/13 (a)	5,951,250
3,250,000	World Access, Inc., Sr. Notes, 13.250% due 1/15/08 (c)	162,500

		138,407,507

Transportation — 0.7%
	Continental Airlines, Inc., Pass-Through Certificates:
2,790,424	Series 974C, 6.800% due 7/2/07	2,380,144
3,732,368	Series 981C, 6.541% due 9/15/08	3,219,389
957,531	Series 98-3, 7.080% due 11/1/04	925,316
150,000	General Maritime Corp., Sr. Notes, 10.000% due 3/15/13 (a)	165,937
6,850,000	OMI Corp., Sr. Notes, 7.625% due 12/1/13	6,747,250

		13,438,036

Utilities — 5.2%
	The AES Corp., Sr. Notes:
1,825,000	8.750% due 6/15/08	1,909,406
2,125,000	9.500% due 6/1/09 (a)	2,281,719
5,975,000	9.375% due 9/15/10 (a)	6,400,719
3,300,000	7.750% due 3/1/14	3,188,625
6,675,000	Allegheny Energy Supply Statutory Trust 2001, Secured Notes, 10.250% due 11/15/07 (b)	7,225,688
14,221,142	Calpine Canada Energy Finance ULC, 8.500% due 5/1/08 (a)	9,457,059
	Calpine Corp., Sr. Notes:
350,000	7.875% due 4/1/08 (a)	229,250
2,425,000	8.625% due 8/15/10 (a)	1,588,375
4,000,000	Calpine Generating Co., LLC, Secured Notes, 10.250% due 4/1/11 (a)(b)	3,640,000
	Edison Mission Energy, Sr. Notes:
2,675,000	10.000% due 8/15/08	2,868,937
5,775,000	7.730% due 6/15/09	5,645,063
7,050,000	9.875% due 4/15/11	7,384,875

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Salomon Brothers High Yield Bond Fund

Face Amount	Security	Value

Utilities — 5.2% (continued)
	Mirant Americas Generation, LLC, Sr. Notes:
$ 1,725,000	7.625% due 5/1/06 (c)	$1,315,312
10,250,000	8.300% due 5/1/11 (a)(c)	7,738,750
7,475,000	9.125% due 5/1/31 (c)	5,643,625
13,000,000	NRG Energy, Inc., Secured Notes, 8.000% due 12/15/13 (b)	13,195,000
	Reliant Resources, Inc., Secured Notes:
3,500,000	9.250% due 7/15/10 (a)	3,753,750
10,475,000	9.500% due 7/15/13	11,339,187

		94,805,340

	TOTAL CORPORATE BONDS (Cost — $1,382,006,621)	1,387,094,110

CONVERTIBLE BONDS — 0.8%

Consumer Non-Cyclicals — 0.4%
8,000,000	Elan Pharmaceutical Investment, Secured Notes, 7.720% due 3/15/05	8,100,000

Telecommunications — 0.1%
1,325,000	American Tower Corp., Notes, 5.000% due 2/15/10	1,308,438

Utilities — 0.3%
5,850,000	Calpine Corp., Secured Notes, 8.500% due 7/15/10 (a)(b)	4,870,125

	TOTAL CONVERTIBLE BONDS (Cost — $14,313,269)	14,278,563

SOVEREIGN BONDS — 18.9%

Argentina — 0.5%
	Republic of Argentina, Series L:
12,600,000	6.000% due 3/31/23 (c)	6,426,000
6,275,000	Discount Bond, 2.4375% due 3/31/23 (c)(e)	3,325,750

		9,751,750

Brazil — 5.2%
	Federal Republic of Brazil:
6,000,000	7.30938% due 6/29/09 (e)	6,012,000
1,000,000	11.000% due 1/11/12	1,005,000
1,010,000	10.125% due 5/15/27	895,113
16,755,000	12.250% due 3/6/30	17,508,975
38,466,858	C Bond, 8.000% due 4/15/14	35,269,300
10,682,353	DCB, Series L, 2.125% due 4/15/12 (e)	9,053,294
	FLIRB, Series L:
4,615,384	Bearer, 2.0625% due 4/15/09 (e)	4,119,231
9,846,154	Registered, 2.0625% due 4/15/09 (e)	8,787,692
13,721,082	NMB, Series L, 2.125% due 4/15/09 (e)	12,537,639

		95,188,244

Bulgaria — 0.2%
3,065,000	Republic of Bulgaria, 8.250% due 1/15/15	3,582,219

Colombia — 1.0%
	Republic of Colombia:
1,375,000	9.750% due 4/23/09	1,474,687
2,250,000	10.500% due 7/9/10	2,418,750
2,725,000	10.000% due 1/23/12	2,827,187

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Salomon Brothers High Yield Bond Fund

Face Amount	Security	Value

Colombia — 1.0% (continued)
$ 5,050,000	10.750% due 1/15/13	$5,403,500
1,375,000	11.750% due 2/25/20	1,509,063
130,000	8.125% due 5/21/24	105,463
5,000,000	10.375% due 1/28/33	4,856,250

		18,594,900

Costa Rica — 0.1%
	Republic of Costa Rica:
375,000	9.000% due 3/1/11	368,437
1,550,000	8.050% due 1/31/13 (b)	1,604,250

		1,972,687

Dominican — 0.1%
1,550,000	Dominican Republic, 9.500% due 9/27/06	1,077,250

Ecuador — 0.8%
	Republic of Ecuador:
15,650,000	12.000% due 11/15/12	13,928,500
1,175,000	7.000% due 8/15/30	807,813

		14,736,313

El Salvador — 0.1%
1,075,000	Republic of El Salvador, 7.750% due 1/24/23	1,123,375

Malaysia — 0.1%
	Petronas Capital Ltd.:
75,000	7.000% due 5/22/12 (b)	81,922
1,975,000	7.875% due 5/22/22	2,176,351

		2,258,273

Mexico — 3.4%
	United Mexican States:
7,605,000	6.375% due 1/16/13	7,603,099
33,131,000	5.875% due 1/15/14	31,814,043
775,000	6.625% due 3/3/15	768,219
13,735,000	8.300% due 8/15/31	14,421,750
8,050,000	7.500% due 4/8/33	7,798,437

		62,405,548

Panama — 0.6%
	Republic of Panama:
3,000,000	8.250% due 4/22/08	3,255,000
575,000	9.625% due 2/8/11	638,250
1,300,000	9.375% due 1/16/23	1,326,000
2,300,000	9.375% due 4/1/29	2,547,250
2,915,119	PDI, 2.000% due 7/17/16 (e)	2,507,003

		10,273,503

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Salomon Brothers High Yield Bond Fund

Face Amount	Security	Value

Peru — 0.7%
	Republic of Peru:
$ 2,400,000	9.875% due 2/6/15	$2,508,000
1,600,000	8.750% due 11/21/33	1,406,000
9,600,500	PDI, 5.000% due 3/7/17 (e)	8,232,429

		12,146,429

Philippines — 0.9%
	Republic of Philippines:
25,000	8.375% due 3/12/09	26,031
600,000	9.375% due 1/18/17	606,000
2,750,000	9.875% due 1/15/19	2,750,000
10,850,000	10.625% due 3/16/25	11,284,000
1,955,556	FLIRB, Series B, 2.4375% due 6/1/08 (e)	1,813,778

		16,479,809

Russia — 3.5%
	Russian Federation:
10,780,000	11.000% due 7/24/18	13,636,700
55,165,000	5.000% due 3/31/30 (e)	50,475,975

		64,112,675

South Africa — 0.1%
	Republic of South Africa:
950,000	9.125% due 5/19/09	1,105,562
1,250,000	6.500% due 6/2/14	1,265,625

		2,371,187

Turkey — 1.0%
	Republic of Turkey:
1,075,000	12.375% due 6/15/09	1,230,875
825,000	11.750% due 6/15/10	928,125
2,400,000	11.500% due 1/23/12	2,694,000
1,875,000	11.000% due 1/14/13	2,048,437
3,625,000	9.500% due 1/15/14	3,679,375
5,580,000	11.875% due 1/15/30	6,612,300

		17,193,112

Venezuela — 0.6%
	Republic of Venezuela:
5,075,000	5.375% due 8/7/10	4,040,969
6,075,000	9.375% due 1/13/34	5,110,594
928,525	FLIRB, Series A, 2.0625% due 3/31/07 (e)	891,384
725,000	Series A, 6.750% due 3/31/20	645,250

		10,688,197

	TOTAL SOVEREIGN BONDS (Cost — $343,477,224)	343,955,471

LOAN PARTICIPATIONS (e)(f) — 0.7%
93,750	Government of Jamaica, Tranche B, 2.0625% due 11/15/04 (J.P. Morgan Chase & Co.)	90,938
13,649,791	Kingdom of Morocco, Tranche A, 2.03125% due 1/2/09 (CS First Boston Corp., J.P. Morgan Chase & Co., Merrill Lynch, Pierce, Fenner & Smith Inc., UBS Financial Services Inc.)	13,445,044

	TOTAL LOAN PARTICIPATIONS (Cost — $13,207,737)	13,535,982

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Salomon Brothers High Yield Bond Fund

Face Amount	Security	Value
ASSET-BACKED SECURITIES — 0.2%
	First Consumers Master Trust, Class A:
$ 583,516	Series 1999-A, 5.800% due 12/15/05 (b)	$581,366
2,819,213	Series 2001-A, 1.54875% due 9/15/08 (e)	2,590,802

	TOTAL ASSET-BACKED SECURITIES (Cost — $3,303,227)	3,172,168

Shares
COMMON STOCK (g) — 0.8%
40,557	Axiohm Transaction Solutions Inc. (d)	0
172,414	Continental AFA Dispensing Co. (d)	948,277
20	Glasstech Inc. (d)	0
16,660	Mattress Discounters Co. (d)	149,940
90,197	NTL Inc.	5,197,151
89,129	SpectraSite, Inc.	3,852,155
616,071	UnitedGlobalCom Inc. (a)	4,472,676
10,212	World Access, Inc.	11

	TOTAL COMMON STOCK (Cost — $16,248,206)	14,620,210

ESCROW SHARES (d)(g) — 0.0%
4,000,000	Breed Technologies Inc.	0
4,000,000	Imperial Sugar Co.	4
2,000,000	Pillowtex Corp.	2
1,324,028	Vlasic Foods International Inc.	119,163

	TOTAL ESCROW SHARES (Cost — $0)	119,169

PREFERRED STOCK — 0.5%
6,913	Alamosa Holdings, Inc., Series B, 7.500% due 7/31/13 (a)	4,012,132
62,500	Delphi Trust I, 8.250% due 10/15/33 (a)	1,600,000
22	Glasstech Inc. (d)(g)	0
41,990	Spanish Broadcasting System, Inc., 10.750% due 10/15/13	4,282,980
	TCR Holding Corp.:
9,787	Class B (d)(g)	10
5,383	Class C (d)(g)	6
14,191	Class D (d)(g)	14
29,362	Class E (d)(g)	29

	TOTAL PREFERRED STOCK (Cost — $7,908,981)	9,895,171

Warrants/ Rights
WARRANTS AND RIGHTS (g) — 0.0%
1,150	American Tower Escrow Corp., (Exercise price of $0.01 per share expiring on 8/1/08. Each warrant exercisable for 14.095 shares of common stock.) (b)	219,075
2,240	Brown Jordan International Inc., (Exercise price of $0.01 per share expiring on 8/15/07. Each warrant exercisable for 0.2298 shares of common stock.) (b)	20
16,537,951	ContiFinancial Corp., Units of Interest, (Represents interests in a trust in the liquidation of ContiFinancial Corp. and its affiliates.)	330,759
1,250	Leap Wireless International Inc., (Exercise price of $96.80 per share expiring on 4/15/10. Each warrant exercisable for 5.146 shares of common stock.) (d)	0

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Salomon Brothers High Yield Bond Fund

Warrants/ Rights	Security	Value
WARRANTS AND RIGHTS (g) — 0.0% (continued)
3,500	Mattress Discounters Co., (Exercise price of $0.01 per share expiring on 7/15/07. Each warrant exercisable for 4.850 shares of Class A common stock and 0.539 shares of Class L common stock.) (d)	$0
13,446	Pillowtex Corp., (Exercise Price of $28.99 per share expiring on 11/24/09. Each warrant exercisable for 1 share of common stock.) (d)	14
4,000	Republic Technologies International Inc., (Exercise price of $0.01 per share expiring on 7/15/09. Each warrant exercisable for 1 share of Class D common stock.) (b)	40
2,500	UbiquiTel Operating Co., (Exercise price of $22.74 per share expiring on 4/15/10. Each warrant exercisable for 5.965 shares of common stock.) (b)	25
30,345	Venezuela Discount Rights (d)	0

	TOTAL WARRANTS AND RIGHTS (Cost — $666,523)	549,933

	SUB-TOTAL INVESTMENTS (Cost — $1,781,131,788)	1,787,220,777

Face Amount
REPURCHASE AGREEMENT — 1.9%
$ 33,760,000	Morgan Stanley dated 6/30/04, 1.500% due 7/1/04; Proceeds at maturity — $36,761,407; (Fully collateralized by various U.S. Government Obligations and Agencies, 0.000% to 7.250% due 9/15/04 to 11/15/30; Market value — $34,435,576) (Cost — $33,760,000)	33,760,000

	TOTAL INVESTMENTS — 100.0% (Cost — $1,814,891,788*)	$1,820,980,777

LOANED SECURITIES COLLATERAL
281,704,757	State Street Navigator Securities Lending Trust Prime Portfolio (Cost — $281,704,757)	$281,704,757

(a)	All or a portion of this security is on loan (See Note 5).
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid pursuant to guidelines approved by the Board of Directors.
(c)	Security is currently in default.
(d)	Security is valued in accordance with fair valuation procedures.
(e)	Interest rate shown reflects current rate on instrument with variable rate or step coupon rate.
(f)	Participation interest was acquired through the financial institutions indicated parenthetically.
(g)	Non-income producing security.
*	Aggregate cost for Federal income tax purpose is substantially the same.

Abbreviations used in this schedule:

C Bond	—	Capitalization Bond
DCB	—	Debt Conversion Bond
FLIRB	—	Front-Loaded Interest Reduction Bond
NMB	—	New Money Bond
PDI	—	Past Due Interest

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Salomon Brothers Short/Intermediate U.S. Government Fund

Face Amount	Security	Value
U.S. GOVERNMENT OBLIGATIONS — 23.2%
	U.S. Treasury Notes:
$ 4,500,000	3.250% due 8/15/07 (a)	$4,505,450
13,000,000	3.000% due 11/15/07 (a)(b)	12,881,180
14,300,000	3.375% due 11/15/08 (a)(b)	14,148,077
1,000,000	5.750% due 8/15/10 (a)(b)	1,090,626
6,000,000	4.000% due 2/15/14 (a)	5,720,160

	TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost — $38,896,842)	38,345,493

U.S. GOVERNMENT AGENCIES — 45.1%
13,194	Fannie Mae Grantor Trust, 15.205% due 12/28/28 (c)	13,301
500,000	Federal Home Loan Bank, 5.800% due 9/2/08	534,488
	Federal Home Loan Mortgage Corporation (FHLMC):
4,703,000	5.000% due 12/15/09 — Interest Only	281,048
4,639	11.750% due 7/1/15	5,202
87,308	8.000% due 7/1/20	95,267
3,087,413	9.500% due 1/1/21	3,465,935
6,000,000	5.500% due 1/15/23 — Interest Only	611,993
334,213	4.500% due 4/15/32	334,979
1,555,584	5.725% due 7/1/32 (b)(c)	1,584,392
	Gold:
12,184	7.500% due 5/1/07	12,735
2,765	6.000% due 7/1/10	2,896
15,353	7.000% due 5/1/11	16,301
102,342	7.000% due 7/1/11	108,665
26,884	7.000% due 8/1/11	28,545
2,669	8.250% due 4/1/17	2,937
15,944	8.000% due 12/1/19	17,432
513,874	6.000% due 10/1/28	527,590
67,376	6.000% due 7/1/29	69,127
778,654	7.500% due 5/1/30	841,332
314,070	8.000% due 9/1/31	341,040
14,500,000	5.000%, 30 year (TBA) (d)	13,997,024
4,500,000	6.500%, 30 year (TBA) (d)	4,689,846
	Federal National Mortgage Association (FNMA):
2,000,000	2.877% due 2/17/09 (c)	1,989,340
1,934,025	5.000% due 3/25/09 — Interest Only	81,171
2,467,956	6.000% due 9/1/11 (b)	2,581,161
10,102	12.500% due 9/20/15	11,561
84,810	12.000% due 1/1/16	96,489
4,503	12.000% due 1/15/16	5,128
49,764	12.500% due 1/15/16	56,884
443,431	8.500% due 8/1/19	489,995
2,644	11.500% due 9/1/19	2,996
16,651	10.500% due 8/1/20	19,064
31,211	8.500% due 11/1/23	34,472
475,379	6.500% due 9/1/24	498,941
453,227	7.000% due 1/1/25	481,597
43,509	6.000% due 2/1/29	44,651
49,840	6.000% due 3/1/29	51,115
453,136	6.000% due 6/1/29	464,732
721,579	6.527% due 5/25/30	759,968

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Salomon Brothers Short/Intermediate U.S. Government Fund

Face Amount	Security	Value
U.S. GOVERNMENT AGENCIES — 45.1% (continued)
$ 3,999	7.500% due 7/1/30	$4,288
55,280	7.500% due 9/1/30	59,279
970,290	8.500% due 10/1/30	1,071,663
2,056,339	6.000% due 1/1/33	2,103,654
6,000,000	5.500%, 15 year (TBA) (d)	6,136,872
11,000,000	5.500%, 30 year (TBA) (d)	10,948,432
3,000,000	6.000%, 30 year (TBA) (d)	3,062,814
6,500,000	6.500%, 30 year (TBA) (d)	6,768,125
	Government National Mortgage Association (GNMA):
625,531	8.500% due 6/15/25	695,588
8,500,000	5.500%, 30 year (TBA) (d)	8,486,723

	TOTAL U.S. GOVERNMENT AGENCIES (Cost — $73,938,717)	74,588,778

	SUB-TOTAL INVESTMENTS (Cost — $112,835,559)	112,934,271

SHORT-TERM INVESTMENTS — 31.7%
U.S. GOVERNMENT AGENCIES — 18.1%
25,000,000	Federal Home Loan Bank Discount Notes, zero coupon due 7/15/04	24,988,333
5,000,000	U.S. Treasury Bills, zero coupon due 7/1/04 (a)	5,000,000

	TOTAL U.S. GOVERNMENT AGENCIES (Cost — $29,988,333)	29,988,333

REPURCHASE AGREEMENT (b) — 13.6%
22,581,000	Morgan Stanley dated 6/30/04, 1.500% due 7/1/04; Proceeds at maturity — $22,581,941; (Fully collateralized by various U.S. Government Obligations and Agencies, 0.000% to 7.250%, due 9/15/04 to 11/15/30; Market value — $23,032,871) (Cost — $22,581,000)	22,581,000

	TOTAL SHORT-TERM INVESTMENTS (Cost — $52,569,333)	52,569,333

	TOTAL INVESTMENTS — 100.0% (Cost — $165,404,892*)	$165,503,604

LOANED SECURITIES COLLATERAL
28,155,877	State Street Navigator Securities Lending Trust Prime Portfolio (Cost — $28,155,877)	$28,155,877

(a)	All or a portion of this security is on loan (See Note 5).
(b)	Securities with an aggregate market value of $53,775,809 are segregated and/or held as collateral for mortgage dollar rolls, TBA’s and/or open futures contracts.
(c)	Interest rate shown reflects current rate on instrument with variable rate or step coupon rate.
(d)	Security acquired under mortgage dollar roll agreement (See Note 1).
*	Aggregate cost for Federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

TBA — To Be Announced

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Salomon Brothers Strategic Bond Fund

Face Amount	Security	Value
U.S. GOVERNMENT AGENCIES AND OBLIGATIONS — 33.6%
	U.S. Treasury Notes and Bonds:
$ 4,000,000	5.875% due 11/15/04 (a)	$4,064,376
500,000	3.125% due 4/15/09 (a)	485,958
1,000,000	5.750% due 8/15/10 (a)	1,090,626
2,950,000	5.000% due 2/15/11 (a)	3,088,744
7,390,000	4.000% due 2/15/14 (a)	7,045,330
	Federal Home Loan Mortgage Corporation (FHLMC),
	Gold:
2,228	6.000% due 10/1/10	2,331
38,391	7.000% due 7/1/11	40,763
303,032	7.000% due 8/1/30	323,638
7,000,000	5.000%, 30 year (TBA) (b)	6,757,184
1,150,000	6.000%, 30 year (TBA) (b)	1,174,438
3,000,000	6.500%, 30 year (TBA) (b)	3,126,564
	Federal National Mortgage Association (FNMA):
8,086	6.500% due 2/1/26	8,464
61,644	6.500% due 3/1/26	64,528
17,602	8.000% due 2/1/31	19,144
3,000,000	4.500%, 30 year (TBA) (b)	2,805,936
20,750,000	5.000%, 30 year (TBA) (b)	20,043,213
9,500,000	5.500%, 30 year (TBA) (b)	9,455,464
11,000,000	6.000%, 30 year (TBA) (b)	11,230,318
7,000,000	6.500%, 30 year (TBA) (b)	7,288,750
8,500,000	7.000%, 30 year (TBA) (b)	8,964,848

	TOTAL U.S. GOVERNMENT AGENCIES AND OBLIGATIONS (Cost — $86,580,312)	87,080,617

CORPORATE BONDS — 18.8%

Basic Industries — 2.7%
200,000	AK Steel Corp., 7.875% due 2/15/09 (a)	188,000
125,000	Anchor Glass Container Corp., Secured Notes, 11.000% due 2/15/13	143,594
125,000	BCP Caylux Holdings Luxembourg, Sr. Sub. Notes, 9.625% due 6/15/14 (c)	130,156
125,000	Berry Plastics Corp., 10.750% due 7/15/12	139,375
250,000	Bowater Inc., Notes, 6.500% due 6/15/13 (a)	236,442
	Buckeye Technologies Inc., Sr. Sub. Notes:
225,000	9.250% due 9/15/08 (a)	221,625
75,000	8.000% due 10/15/10 (a)	69,187
125,000	Compass Minerals Group Inc., 10.000% due 8/15/11	139,375
585,000	Domtar, Inc., Notes, 5.375% due 12/1/13	557,283
150,000	Equistar Chemicals L.P., Sr. Notes, 10.625% due 5/1/11	167,250
100,000	FMC Corp., Secured Notes, 10.250% due 11/1/09	115,500
200,000	Huntsman Advanced Materials LLC, Secured Notes, 11.000% due 7/15/10 (c)	226,500
250,000	Huntsman International LLC, 10.125% due 7/1/09 (a)	256,250
150,000	IMCO Recycling Inc., Secured Notes, 10.375% due 10/15/10 (c)	162,750
175,000	ISP Chemco Inc., Series B, 10.250% due 7/1/11	195,563
150,000	ISPAT Inland ULC, Secured Notes, 9.750% due 4/1/14 (c)	155,250
	Lyondell Chemical Co., Secured Notes:
200,000	11.125% due 7/15/12	222,500
25,000	Series B, 9.875% due 5/1/07 (a)	26,250
125,000	Methanex Corp., Sr. Notes, 8.750% due 8/15/12	141,250
150,000	Millennium America Inc., 9.250% due 6/15/08 (a)	162,000
125,000	Mueller Group Inc., Sr. Sub. Notes, 10.000% due 5/1/12 (c)	130,625

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Salomon Brothers Strategic Bond Fund

Face Amount	Security	Value

Basic Industries — 2.7% (continued)
$ 225,000	Plastipak Holdings Inc., 10.750% due 9/1/11	$243,000
125,000	Pliant Corp., Secured Notes, 11.125% due 9/1/09	134,375
550,000	Potash Corp. of Saskatchewan Inc., Notes, 4.875% due 3/1/13	527,934
125,000	Radnor Holdings Corp., Sr. Notes, 11.000% due 3/15/10 (a)	106,875
500,000	Republic Technologies International, LLC, 13.750% due 7/15/09 (d)	0
	Resolution Performance Products LLC:
100,000	Secured Notes, 8.000% due 12/15/09 (c)	104,250
150,000	Sr. Sub. Notes, 13.500% due 11/15/10 (a)	140,625
	Rhodia SA:
125,000	Sr. Notes, 7.625% due 6/1/10 (a)(c)	113,750
150,000	Sr. Sub. Notes, 8.875% due 6/1/11 (a)(c)	127,500
275,000	Smurfit-Stone Container Corp., 8.250% due 10/1/12	287,375
275,000	Tembec Industries, Inc., 8.625% due 6/30/09 (a)	279,813
270,000	Union Pacific Corp., Notes, 3.625% due 6/1/10	254,242
125,000	United Agriculture Products, Inc., Sr. Notes, 8.250% due 12/15/11 (c)	140,000
250,000	Westlake Chemical Corp., 8.750% due 7/15/11 (c)	272,500
550,000	WMC Finance USA, 5.125% due 5/15/13	529,237

		7,048,201

Consumer Cyclicals — 1.0%
200,000	Cinemark Inc., Sr. Discount Notes, (zero coupon until 3/15/09, 9.750% thereafter), due 3/15/14 (c)	131,500
200,000	Cole National Group, Inc., Sr. Sub. Notes, 8.875% due 5/15/12	214,500
150,000	Courtyard By Marriott II L.P., Sr. Notes, Series B, 10.750% due 2/1/08 (a)	151,125
325,000	Eye Care Centers of America, 9.125% due 5/1/08	329,875
139,000	FelCor Lodging L.P., 10.000% due 9/15/08	147,340
370,000	Flooring America Inc., Series B, 9.250% due 10/15/07 (d)	37
100,000	Host Marriott, L.P., Series I, 9.500% due 1/15/07	109,750
200,000	John Q. Hammons Hotels L.P., 1st Mortgage, Series B, 8.875% due 5/15/12	218,000
125,000	Leslie’s Poolmart, Sr. Notes, Series B, 10.375% due 7/15/08	128,125
	Levi Strauss & Co.:
150,000	Notes, 7.000% due 11/1/06 (a)	140,813
	Sr. Notes:
145,000	11.625% due 1/15/08 (a)	142,825
5,000	12.250% due 12/15/12	4,950
500,000	Limited Brands, Debentures, 6.950% due 3/1/33	525,325
100,000	MeriStar Hospitality Operating Partnership, L.P., 10.500% due 6/15/09 (a)	107,000
200,000	PETCO Animal Supplies, Inc., Sr. Sub. Notes, 10.750% due 11/1/11	225,000

		2,576,165

Consumer Non-Cyclicals — 2.6%
175,000	aaiPharma Inc., 11.500% due 4/1/10 (a)	147,000
283,719	Ahold Lease U.S.A., Inc., Series A-1, 7.820% due 1/2/20	280,350
75,000	Athena Neurosciences Finance LLC, 7.250% due 2/21/08	75,000
75,000	Brown Jordan International Inc., Series B, 12.750% due 8/15/07	62,250
100,000	Chumash Casino & Resort Enterprise, Sr. Notes, 9.000% due 7/15/10 (c)	109,000
150,000	Del Monte Corp., Series B, 9.250% due 5/15/11	164,625
	Doane Pet Care Co.:
75,000	10.750% due 3/1/10	79,500
150,000	Sr. Sub. Notes, 9.750% due 5/15/07	139,125
125,000	Extendicare Health Services Inc., 9.500% due 7/1/10	139,375
425,000	Home Interiors & Gifts Inc., 10.125% due 6/1/08	422,875
655,000	Humana Inc., Sr. Notes, 6.300% due 8/1/18	649,243

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Salomon Brothers Strategic Bond Fund

Face Amount	Security	Value

Consumer Non-Cyclicals — 2.6% (continued)
$ 200,000	Icon Health & Fitness Inc., 11.250% due 4/1/12	$219,000
302,151	Iowa Select Farms, L.P., Secured Notes, 10.750% due 12/1/06 (c)	256,828
200,000	Jafra Cosmetics International Inc., 10.750% due 5/15/11	224,000
290,000	Kraft Foods Inc., Notes, 5.625% due 11/1/11	295,455
50,000	Medical Device Manufacturing, Inc., 10.000% due 7/15/12 (c)	51,250
375,000	Nebco Evans Holding Co., Sr. Discount Notes, 12.375% due 7/15/07 (d)(e)	0
45,689	Nutritional Sourcing Corp., Notes, 10.125% due 8/1/09	30,383
25,000	Park Place Entertainment Corp., Sr. Sub. Notes, 8.875% due 9/15/08 (a)	27,188
150,000	Pinnacle Foods Holdings Corp., Sr. Sub. Notes, 8.250% due 12/1/13 (c)	145,500
50,000	Rite Aid Corp., 11.250% due 7/1/08	55,375
450,000	Safeway Inc., Debentures, 7.250% due 2/1/31	475,569
100,000	Sealy Mattress Co., Sr. Sub. Notes, Series B, 8.250% due 6/15/14 (c)	101,000
250,000	Sybron Dental Specialties, Inc., 8.125% due 6/15/12	268,750
163,000	Tempur-Pedic Inc. & Tempur Production U.S.A. Inc., Sr. Sub. Notes, 10.250% due 8/15/10 (c)	184,598
	Tenet Healthcare Corp.:
200,000	Notes, 7.375% due 2/1/13 (a)	182,000
	Sr. Notes:
25,000	9.875% due 7/1/14 (c)	25,563
100,000	6.875% due 11/15/31	79,000
275,000	Turning Stone Casino Resort Enterprise, Sr. Notes, 9.125% due 12/15/10 (c)	288,750
275,000	United Industries Corp., Series D, 9.875% due 4/1/09	287,375
150,000	Vanguard Health Systems, Inc., 9.750% due 8/1/11 (a)	163,125
75,000	Venetian Casino Resort LLC, 11.000% due 6/15/10	87,000
150,000	Vicar Operating Inc., 9.875% due 12/1/09	165,750
625,000	WellPoint Health Networks Inc., Notes, 6.375% due 1/15/12	669,904
76,000	Windmere Durable Holdings, Inc., Sr. Sub. Notes, 10.000% due 7/31/08 (a)	77,140

		6,628,846

Energy — 2.4%
250,000	BRL Universal Equipment Corp., Secured Notes, 8.875% due 2/15/08	269,062
500,000	Costilla Energy Inc., Sr. Notes, 10.250% due 10/1/06 (a)(d)(e)	0
475,000	Devon Financing Corp., 6.875% due 9/30/11 (a)	517,854
625,000	Duke Energy Corp., Sr. Notes, 4.200% due 10/1/08	614,637
375,000	Dynegy Holdings Inc., Secured Notes, 9.875% due 7/15/10 (c)	405,000
500,000	El Paso Corp., Sr. Notes, 7.375% due 12/15/12	436,250
200,000	Forest Oil Corp., Sr. Notes, 8.000% due 12/15/11 (a)	215,500
275,000	Magnum Hunter Resources, Inc., 9.600% due 3/15/12	303,875
650,000	Nexen Inc., Notes, 5.050% due 11/20/13	624,528
25,000	NGC Corp., Debentures, 7.125% due 5/15/18	19,625
600,000	Pinnacle West Cap Corp., Sr. Notes, 6.400% due 4/1/06	630,875
150,000	Plains E&P Co., Sr. Notes, 7.125% due 6/15/14 (c)	153,375
625,000	Precision Drilling Corp., Notes, 5.625% due 6/1/14	629,823
200,000	Stone Energy Corp., Sr. Sub. Notes, 8.250% due 12/15/11	209,500
570,000	Valero Energy Corp., Notes, 4.750% due 6/15/13	536,932
125,000	Vintage Petroleum, Inc., Sr. Sub. Notes, 7.875% due 5/15/11	128,750
	Williams Cos. Inc., Notes:
50,000	7.625% due 7/15/19	48,375
350,000	7.875% due 9/1/21	338,625
75,000	8.750% due 3/15/32	75,375

		6,157,961

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Salomon Brothers Strategic Bond Fund

Face Amount	Security	Value

Financial — 3.5%
$ 493,850	Airplanes Pass-Through Trust, Series D, 10.875% due 3/15/19 (d)	$0
700,000	Bank of America Corp., Sr. Notes, 4.875% due 9/15/12	683,189
550,000	Boston Properties LP, Partnership, Sr. Notes, 6.250% due 1/15/13	577,783
550,000	Capital One Financial Corp., Notes, 7.250% due 5/1/06	583,816
700,000	CIT Group Inc., Sr. Notes, 7.750% due 4/2/12	799,501
1,075,000	General Electric Capital Corp., Notes, 6.000% due 6/15/12	1,136,229
550,000	General Motors Acceptance Corp., Notes, 6.875% due 9/15/11	564,708
750,000	Household Finance Corp., Notes, 6.750% due 5/15/11	820,735
625,000	Independence Community Bank Corp., Notes, 3.500% due 6/20/13	595,295
650,000	International Lease Finance Corp., Notes, 4.375% due 11/1/09	639,527
700,000	J.P. Morgan Chase & Co., Sub. Notes, 6.625% due 3/15/12	758,063
640,000	MBNA Corp., Notes, 4.625% due 9/15/08	642,660
700,000	Morgan Stanley, Notes, 6.600% due 4/1/12	754,742
500,000	Standard Chartered Bank, Sub. Notes, 8.000% due 5/30/31 (c)	592,882

		9,149,130

Housing Related — 0.1%
325,000	Associated Materials Inc., Sr. Discount Notes, (zero coupon until 3/1/09, 11.250% thereafter), due 3/1/14 (c)	219,375

Manufacturing — 0.9%
150,000	Alliant Techsystems Inc., 8.500% due 5/15/11	162,750
222,000	Blount Inc., 13.000% due 8/1/09	238,927
25,000	Case New Holland Inc., Sr. Notes, 9.250% due 8/1/11 (c)	26,375
250,000	Eagle-Picher Industries, Inc., Sr. Notes, 9.750% due 9/1/13 (c)	270,000
175,000	Flowserve Corp., 12.250% due 8/15/10 (a)	199,063
275,000	Ford Motor Credit Co., Notes, 7.875% due 6/15/10	299,574
250,000	Key Plastics Holdings, Inc., Series B, 10.250% due 3/15/07 (d)(e)	312
250,000	L-3 Communications Corp., 7.625% due 6/15/12	265,000
125,000	Moll Industries, Inc., Sr. Sub. Notes, 10.500% due 7/1/08 (d)(e)	1,875
125,000	NMHG Holding Co., 10.000% due 5/15/09	138,125
125,000	Sequa Corp., Sr. Notes, 9.000% due 8/1/09	133,438
225,000	Terex Corp., Series B, 10.375% due 4/1/11 (a)	252,000
201,000	TRW Automotive Inc., Sr. Notes, 9.375% due 2/15/13	227,632

		2,215,071

Media – Cable — 2.2%
450,000	AT&T Broadband Corp., 8.375% due 3/15/13	529,117
472,658	Avalon Cable LLC, Sr. Discount Notes, 11.875% due 12/1/08 (f)	503,380
325,000	Cablevision Systems Corp., Sr. Notes, 5.670% due 4/1/09 (c)	334,750
150,000	Cadmus Communications Corp., Sr. Sub. Notes, 8.375% due 6/15/14 (c)	150,750
	Charter Communications Holdings, LLC:
	Sr. Discount Notes:
120,000	Zero coupon until 1/15/05, (11.750% thereafter), due 1/15/10	96,900
100,000	Zero coupon until 1/15/07, (12.125% thereafter), due 1/15/12	60,000
	Sr. Notes:
50,000	8.250% due 4/1/07 (a)	46,000
50,000	8.625% due 4/1/09	40,125
450,000	10.000% due 4/1/09	378,000
550,000	COX Communications Inc., Notes, 7.750% due 11/1/10	624,255
250,000	Dex Media West LLC/Dex Media West Finance Co., Sr. Sub. Notes, 9.875% due 8/15/13 (c)	275,625
275,000	DirecTV Holdings LLC, Sr. Notes, 8.375% due 3/15/13	305,594
100,000	Hollinger Partners Tr., Sr. Notes, 12.125% due 11/15/10 (c)	117,000
200,000	Insight Midwest L.P., Sr. Notes, 10.500% due 11/1/10	219,000

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Salomon Brothers Strategic Bond Fund

Face Amount	Security	Value

Media – Cable — 2.2% (continued)
$ 150,000	Interep National Radio Sales, Inc., Series B, 10.000% due 7/1/08	$125,250
225,000	LodgeNet Entertainment Corp., Sr. Sub. Debentures, 9.500% due 6/15/13	246,938
200,000	Mediacom LLC, Sr. Notes, 9.500% due 1/15/13 (a)	194,000
250,000	Nextmedia Operating Inc., 10.750% due 7/1/11	280,313
250,000	R.H. Donnelley Finance Corp. I, 10.875% due 12/15/12 (c)	291,250
150,000	Radio One, Inc., Series B, 8.875% due 7/1/11	164,438
630,000	Telewest Communications PLC, Sr. Discount Notes, (zero coupon until 2/1/05, 11.375% thereafter), due 2/1/10 (a)(d)	280,350
425,000	Time Warner Inc., 7.625% due 4/15/31	461,280

		5,724,315

Services and Other — 0.4%
	Allied Waste North America, Inc., Series B:
25,000	8.875% due 4/1/08	27,500
225,000	9.250% due 9/1/12	253,125
150,000	Brand Services Inc., 12.000% due 10/15/12	171,750
500,000	The Holt Group, Inc., 9.750% due 1/15/06 (d)	0
	Mail-Well I Corp.:
25,000	9.625% due 3/15/12	27,000
100,000	7.875% due 12/1/13 (c)	91,500
250,000	Muzak LLC, Sr. Notes, 10.000% due 2/15/09	221,250
500,000	Safety-Kleen Corp., 9.250% due 5/15/09 (d)	25,000
200,000	Sitel Corp., 9.250% due 3/15/06	197,000

		1,014,125

Technology — 0.3%
100,000	Amkor Technology Inc., Sr. Sub. Notes, 10.500% due 5/1/09	105,500
500,000	Lucent Technologies Inc., Debentures, 6.450% due 3/15/29 (a)	388,750
150,000	Seagate Technology HDD Holdings, 8.000% due 5/15/09	157,500

		651,750

Telecommunications — 1.4%
143,000	Alamosa (Delaware) Inc., 11.000% due 7/31/10	156,585
25,000	American Cellular Corp., Sr. Notes, 10.000% due 8/1/11	21,687
	American Tower Corp., Sr. Notes:
100,000	9.375% due 2/1/09 (a)	107,250
25,000	7.500% due 5/1/12 (a)(c)	24,312
200,000	American Tower Escrow Corp., Discount Notes, zero coupon due 8/1/08	147,000
450,000	AT&T Wireless Services Inc., Sr. Notes, 8.750% due 3/1/31	550,221
250,000	Centennial Communications Corp., Sr. Notes, 8.125% due 2/1/14 (c)	233,125
275,000	Crown Castle International Corp., Sr. Notes, 10.750% due 8/1/11 (a)	309,375
375,000	Nextel Communications, Inc., Sr. Notes, 7.375% due 8/1/15	380,625
	Qwest Services Corp., Notes:
125,000	14.000% due 12/15/10 (c)	145,938
375,000	14.000% due 12/15/14 (c)	449,063
	SBA Communications Corp.:
150,000	Sr. Discount Notes, (zero coupon until 12/15/07, 9.750% thereafter), due 12/15/11 (c)	111,750
375,000	Sr. Notes, 10.250% due 2/1/09 (a)	386,250
500,000	Sprint Capital Corp., Notes, 8.375% due 3/15/12 (a)	575,498

		3,598,679

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Salomon Brothers Strategic Bond Fund

Face Amount	Security	Value

Transportation — 0.0%
$ 145,959	Continental Airlines, Inc., Pass-Through Certificates, Series 981C, 6.541% due 9/15/08	$125,898

Utilities — 1.3%
	AES Corp., Sr. Notes:
250,000	8.750% due 6/15/08	261,562
25,000	7.750% due 3/1/14	24,156
250,000	Allegheny Energy Supply Co., LLC, Secured Notes, 10.250% due 11/15/07 (c)	270,625
75,000	Calpine Canada Energy Finance ULC, 8.500% due 5/1/08 (a)	49,875
	Calpine Corp.:
250,000	Secured Notes, 8.500% due 7/15/10 (a)(c)	208,125
50,000	Sr. Notes, 7.875% due 4/1/08 (a)	32,750
100,000	Calpine Generating Co., LLC, Secured Notes, 10.250% due 4/1/11 (a)(c)	91,000
325,000	Edison Mission Energy, Sr. Notes, 9.875% due 4/15/11	340,437
625,000	Entergy Gulf States, Inc., 1st Mortgage, 6.200% due 7/1/33 (c)	578,226
250,000	Mirant Americas Generation Inc., Sr. Notes, 9.125% due 5/1/31 (d)	188,750
200,000	NRG Energy, Inc., Secured Notes, 8.000% due 12/15/13 (c)	203,000
	Reliant Resources, Inc., Secured Notes:
25,000	9.250% due 7/15/10 (c)	26,812
250,000	9.500% due 7/15/13	270,625
900,000	United Utilities PLC, 4.550% due 6/19/18	770,549

		3,316,492

	TOTAL CORPORATE BONDS (Cost — $50,266,492)	48,426,008

Face Amount‡
SOVEREIGN BONDS — 13.7%

Argentina — 0.1%
750,000	Republic of Argentina, Series L, Discount Bond, 2.0625% due 3/31/23 (d)(f)	397,500

Brazil — 2.2%
	Federal Republic of Brazil:
185,000	10.125% due 5/15/27	163,956
515,000	12.250% due 3/6/30	538,175
350,000	11.000% due 8/17/40	328,212
3,905,326	C Bond, 8.000% due 4/15/14	3,580,696
1,331,765	DCB, Series L, 2.125% due 4/15/12 (f)	1,128,671

		5,739,710

Bulgaria — 0.3%
	Republic of Bulgaria:
375,000	8.250% due 1/15/15	438,281
364,286	FLIRB, Series A, 2.000% due 7/28/12	363,830

		802,111

Colombia — 0.3%
	Republic of Colombia:
350,000	10.000% due 1/23/12	363,125
200,000	8.125% due 5/21/24	162,250

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Salomon Brothers Strategic Bond Fund

Face Amount‡		Security	Value

Colombia — 0.3% (continued)
200,000		8.375% due 2/15/27	$164,000
125,000		10.375% due 1/28/33	121,406

			810,781

Ecuador — 0.3%
1,000,000		Republic of Ecuador, 12.000% due 11/15/12	890,000

France — 1.9%
4,000,000	EUR	French Treasury Notes, 3.500% due 1/12/08	4,905,964

Germany — 2.9%
		Germany:
3,200,000	EUR	Bundesobligation, 4.250% due 2/15/08	4,022,624
2,680,000	EUR	Deutche Bundesrepublik, 4.750% due 7/4/08 (g)	3,422,048

			7,444,672

Malaysia — 0.2%
350,000		Malaysia, 7.500% due 7/15/11	396,621
150,000		Petronas Capital Ltd., 7.000% due 5/22/12 (c)	163,845

			560,466

Mexico — 1.5%
		United Mexican States, Notes:
300,000		8.375% due 1/14/11	339,150
375,000		7.500% due 1/14/12	404,438
1,206,000		5.875% due 1/15/14	1,158,062
350,000		6.625% due 3/3/15	346,937
1,500,000		8.300% due 8/15/31	1,575,000

			3,823,587

Panama — 0.5%
		Republic of Panama:
675,000		9.625% due 2/8/11	749,250
525,000		9.375% due 1/16/23	535,500

			1,284,750

Peru — 0.2%
		Republic of Peru:
175,000		9.125% due 2/21/12	180,250
175,000		9.875% due 2/6/15	182,875
204,750		PDI, 5.000% due 3/7/17 (f)	175,573

			538,698

Philippines — 0.5%
		Republic of Philippines:
700,000		8.375% due 3/12/09	728,875
450,000		10.625% due 3/16/25	468,000

			1,196,875

Russia — 1.8%
		Russian Federation:
450,000		8.250% due 3/31/10	484,875
975,000		11.000% due 7/24/18	1,233,375
3,250,000		5.000% due 3/31/30 (f)	2,973,750

			4,692,000

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Salomon Brothers Strategic Bond Fund

Face Amount‡	Security	Value

Supra National — 0.3%
775,000	Corporacion, Andina de Fomento, 6.875% due 3/15/12	$834,630

Turkey — 0.3%
	Republic of Turkey:
365,000	11.500% due 1/23/12	409,713
390,000	11.000% due 1/14/13	426,075

		835,788

Venezuela — 0.4%
	Republic of Venezuela:
100,000	9.250% due 9/15/27	84,625
520,000	9.375% due 1/13/34	437,450
416,650	DCB, Series DL, 2.750% due 12/18/07 (f)	396,599

		918,674

	TOTAL SOVEREIGN BONDS (Cost — $33,809,493)	35,676,206

FOREIGN LOCAL GOVERNMENT BOND — 0.4%

Italy — 0.4%
1,000,000	Italy, Region of Lombardy, 5.804% due 10/25/32 (Cost — $1,000,000)	982,850

LOAN PARTICIPATIONS (f)(h) — 0.3%

Morocco — 0.3%
819,689	Kingdom of Morocco, Tranche A, 2.03125% due 1/2/09 (Cost — $772,956)	807,394

ADJUSTABLE RATE MORTGAGE SECURITIES — 0.4%
1,000,000	Amortizing Residential Collateral Trust, Series 2002-BC6, Class M2, 2.650% due 8/25/32 (f) (Cost — $958,095)	1,005,687

ASSET-BACKED SECURITIES — 4.3%
1,000,000	Argent NIM Trust, 4.700% due 7/25/34 (c)	999,076
500,000	Asset Backed Securities Corp., Series 2003-HE2, Class M2, 3.139% due 4/15/33 (f)	507,671
1,500,000	Bayview Financial Acquisition Trust, Class-M3, Series 2001-CA, 2.550% due 8/25/36 (c)(f)	1,485,937
294,571	Bear Stearns Asset Backed Securities NIM, 6.500% due 8/25/05 (c)	297,287
650,000	Countrywide Asset Backed Certificates, 2.550% due 6/25/34	649,594
750,000	CS First Boston Mortgage Securities Corp., Series 2001-HE12, Class M2, 2.670% due 9/25/31 (f)	752,861
	First Consumers Master Trust:
71,161	Series 1999-A, Class A, 5.800% due 12/15/05 (c)	70,898
343,806	Series 2001-A, Class A, 1.549% due 9/15/08 (f)	315,951
658,942	Green Tree Financial Corp., Series 1997-6, Class A8, 7.070% due 1/15/29	691,333
1,250,000	Merit Securities Corp., 2.820% due 9/28/32 (c)	1,199,915
	Metris Master Trust:
770,000	Series 2001-2, Class B, 2.360% due 11/20/09 (f)	710,324
300,000	Series 2001-3, Class B, 2.180% due 7/21/08 (f)	300,250
230,000	Series 2001-4A, Class B, 2.680% due 8/20/08 (f)	228,286
	Novastar Home Equity Loan:
220,000	Series 2003-4, Class M2, 2.925% due 2/25/34 (f)	225,541
490,000	Series 2004-1, Class M4, 2.275% due 6/25/34 (f)	491,010
500,000	Residential Asset Securities Corp., Series 2002-KS2, Class MII2, 2.400% due 4/25/32 (f)	503,044

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Salomon Brothers Strategic Bond Fund

Face Amount	Security	Value
ASSET-BACKED SECURITIES — 4.3% (continued)
	Sail Net Interest Margin Notes:
$ 106,601	Series 2003-3, Class A, 7.750% due 4/27/33 (c)	$107,706
134,528	Series 2003-13A, Class A, 6.750% due 11/27/33 (c)	134,157
662,427	Series 2004-2A, Class A, 5.500% due 3/27/34 (c)	662,428
664,834	Series 2004-4A, Class A, 5.000% due 4/27/34 (c)	664,003
1,000,000	Varick Structured Asset Fund Ltd., Series 1A, Class B1, 2.559% due 11/1/35 (c)(f)	30,000

	TOTAL ASSET-BACKED SECURITIES (Cost — $11,413,610)	11,027,272

COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.0%
675,000	Commercial Mortgage Asset Trust, Series 1999-C1, Class C, 7.350% due 1/17/32	763,228
	Commercial Mortgage Pass-Through Certificate:
855,695	Series 2001-J2A, Class A1, 5.447% due 7/16/34 (c)	873,851
540,000	Series 2003-FL9, Class E, 2.239% due 11/15/15 (c)(f)	541,486
17,193,792	First Union National Bank Commercial Mortgage, Series 2000-C1, 0.784% due 5/17/32 — Interest Only	542,940

	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost — $2,645,460)	2,721,505

COLLATERALIZED MORTGAGE OBLIGATIONS — 0.3%
11,255	Fannie Mae, Series 1989-17, Class E, 10.400% due 4/25/19	12,722
326,551	Freddie Mac, Series 1103, Class N, 1.156% due 6/15/21 — Interest Only	8,536
798,708	Mid-State Trust VI, 7.340% due 7/1/35	838,532

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost — $836,531)	859,790

Shares

COMMON STOCK (i) — 0.5%
2,433	Axiohm Transactions Solutions Inc.	0
8,621	ContinentalAFA Dispensing Co. (e)	47,415
1,666	Mattress Discounters Corp. (e)	14,994
11,413	NTL Inc.	657,617
11,697	SpectraSite, Inc.	505,544

	TOTAL COMMON STOCK (Cost — $1,174,876)	1,225,570

ESCROW SHARES (e)(i) — 0.0%
500,000	BREED Technologies, Inc.	0
375,000	Imperial Sugar Co.	0
375,000	Pillowtex Corp.	0
211,844	Vlasic Foods International Inc.	19,066

	TOTAL ESCROW SHARES (Cost — $0)	19,066

PREFERRED STOCK — 0.2%
275	Alamosa Holdings, Inc., Series B, 7.500% due 7/31/13	159,603
	TCR Holding Corp. (e)(i):
841	Class B	1
2,521	Class C	3
1,218	Class D	1
462	Class E	0
43,854	UnitedGlobalCom Inc., Series D, 7.000% (a)	318,380

	TOTAL PREFERRED STOCK (Cost — $389,843)	477,988

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Salomon Brothers Strategic Bond Fund

Warrants/ Rights	Security	Value
WARRANTS AND RIGHTS (i) — 0.0%
200	American Tower Corp., (Exercise price of $0.01 per share expiring on 8/1/08. Each warrant exercisable for 14.0953 shares of common stock.)	$38,100
250	Brown Jordan International Inc., (Exercise price of $0.01 per share expiring on 8/15/07. Each warrant exercisable for 0.2298 shares of common stock.)	2
803,905	ContiFinancial Corp., Units of Interest, (Represents interests in a trust in the liquidation of ContiFinancial Corp. and its affiliates.)	16,078
200	Leap Wireless International Inc., (Exercise price of $96.80 per share expiring on 4/15/10. Each warrant exercisable for 5.146 shares of common stock.) (e)	0
500	Mattress Discounters Co., (Exercise price of $0.01 per share expiring on 7/15/07. Each warrant exercisable for 4.850 shares of Class A common stock and 0.539 shares of Class L common stock.)	0
2,521	Pillowtex Corp., (Exercise price of $28.99 per share expiring on 11/24/09. Each warrant exercisable for 1 share of common stock.) (e)	3
500	Republic Technologies International Inc., (Exercise price of $0.01 per share expiring on 7/15/09. Each warrant exercisable for 1 share of Class D common stock.)	5

	TOTAL WARRANTS AND RIGHTS (Cost — $47,112)	54,188

	SUB-TOTAL INVESTMENTS (Cost — $189,894,780)	190,364,141

Face Amount
SHORT-TERM INVESTMENTS — 26.5%
COMMERCIAL PAPER (g) — 19.3%
$5,020,000	Beethoven Funding Corp., yield 1.250% due 7/15/04	5,017,560
371,000	Cancara Asset Securities, yield 1.340% due 7/15/04	370,834
2,510,000	DaimlerChrysler NA Holdings, yield 1.340% due 7/15/04	2,508,692
2,510,000	Four Winds Funding Corp., yield 1.280% due 7/15/04	2,508,750
2,281,000	Galleon Capital Corp., yield 1.230% due 7/14/04	2,279,987
2,510,000	General Motors Acceptance Corp., yield 1.350% due 7/15/04	2,508,682
5,020,000	Giro Multinational Funding Corp., yield 1.240% due 7/14/04	5,017,752
5,020,000	Hannover Funding Co., yield 1.230% due 7/15/04	5,017,599
5,020,000	Nieuw Amsterdam Receivables Corp., yield 1.220% due 7/15/04	5,017,618
5,020,000	Regency Markets No. 1 LLC, yield 1.240% due 7/14/04	5,017,752
4,750,000	Surrey Funding Corp., yield 1.230% due 7/14/04	4,747,890
5,000,000	Tasman Funding Inc., yield 1.240% due 7/15/04	4,997,589
5,020,000	Victory Receivables Corp., yield 1.110% due 7/15/04	5,017,560

	TOTAL COMMERCIAL PAPER (Cost — $50,028,265)	50,028,265

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Salomon Brothers Strategic Bond Fund

Face Amount	Security	Value
REPURCHASE AGREEMENTS (g) — 7.2%
$ 4,703,000	Bank of America Corp. dated 6/30/04, 1.400% due 7/1/04; Proceeds at maturity — $4,703,183; (Fully collateralized by various U.S. Government Obligations and Agencies, 0.000% to 5.750% due 11/12/04 to 6/1/17; Market value — $4,797,078)	$4,703,000
4,703,000	Deutsche Bank Inc. dated 6/30/04, 1.400% due 7/1/04; Proceeds at maturity — $4,703,183; (Fully collateralized by various U.S. Government Obligations and Agencies, 0.000% to 8.770% due 3/15/14 to 6/15/34; Market value — $4,797,060)	4,703,000
4,469,000	Merrill Lynch & Co., Inc. dated 6/30/04, 1.400% due 7/1/04; Proceeds at maturity — $4,469,174; (Fully collateralized by various U.S. Government Obligations and Agencies, 0.000% to 6.320% due 7/28/04 to 6/30/28; Market value — $4,558,395)	4,469,000
4,703,000	Morgan Stanley dated 6/30/04, 1.500% due 7/1/04; Proceeds at maturity — $4,703,196; (Fully collateralized by various U.S. Government Obligations and Agencies, 0.000% to 7.250% due 9/15/04 to 8/7/28; Market value — $4,859,279)	4,703,000

	TOTAL REPURCHASE AGREEMENTS (Cost — $18,578,000)	18,578,000

	TOTAL SHORT-TERM INVESTMENTS (Cost — $68,606,265)	68,606,265

	TOTAL INVESTMENTS — 100.0% (Cost — $258,501,045*)	$258,970,406

LOANED SECURITIES COLLATERAL
22,060,026	State Street Navigator Securities Lending Trust Prime Portfolio (Cost — $22,060,026)	$22,060,026

(a)	All or a portion of this security is on loan (See Note 5).
(b)	Security acquired under mortgage dollar roll agreement (See Note 1).
(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid pursuant to guidelines approved by the Board of Directors.
(d)	Security is currently in default.
(e)	Security is valued in accordance with fair valuation procedures.
(f)	Interest rate shown reflects current rate on instrument with variable rate or step coupon rates.
(g)	Securities with an aggregate market value of $72,028,314 are segregated and/or held as collateral for mortgage dollar rolls, to-be-announced securities and/or open futures contracts.
(h)	Participation interests were acquired through the financial institutions indicated.
(i)	Non-income producing security.
‡	Face amount denominated in U.S. dollars unless otherwise indicated.
*	Aggregate cost for Federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

C Bond	—	Capitalization Bond
DCB	—	Debt Conversion Bond
EUR	—	Euro
FLIRB	—	Front-Loaded Interest Reduction Bond
IRB	—	Interest Reduction Bond
PDI	—	Past Due Interest
TBA	—	To Be Announced

See Notes to Financial Statements.

Statements of Assets and Liabilities

June 30, 2004 (unaudited)

	High Yield Bond Fund	Short/ Intermediate U.S. Government Fund	Strategic Bond Fund
ASSETS:
Investments, at cost	$1,781,131,788	$112,835,559	$189,894,780
Short-term investments, at cost	33,760,000	52,569,333	68,606,265
Loaned securities collateral, at cost (Note 5)	281,704,757	28,155,877	22,060,026

Investments, at value	$1,787,220,777	$112,934,271	$190,364,141
Short-term investments, at value	33,760,000	52,569,333	68,606,265
Loaned securities collateral, at value (Note 5)	281,704,757	28,155,877	22,060,026
Foreign currency, at value†	—	—	6,298
Cash	863,148	453	1,946
Interest receivable	38,560,641	607,947	2,211,946
Receivable for securities sold	19,406,802	—	—
Receivable for Fund shares sold	1,214,456	84,551	161,325
Dividends receivable	32,227	—	—
Paydown receivable	—	223,384	—

Total Assets	2,162,762,808	194,575,816	283,411,947

LIABILITIES:
Payable for loaned securities collateral (Note 5)	281,704,757	28,155,877	22,060,026
Dividends payable	10,740,720	310,759	536,368
Payable for Fund shares reacquired	2,176,491	353,378	968,768
Management fees payable	1,134,342	18,590	116,643
Distribution and service plan fees payable	585,208	46,469	108,579
Administration fees payable	75,623	4,631	7,776
Payable for securities purchased	—	53,568,247	70,426,436
Payable to broker — variation margin	—	159,469	375
Deferred dollar roll income	—	103,393	116,575
Payable for open forward foreign currency contracts (Note 1)	—	—	268,095
Accrued expenses	709,443	108,161	124,164

Total Liabilities	297,126,584	82,828,974	94,733,805

Total Net Assets	$1,865,636,224	$111,746,842	$188,678,142

NET ASSETS:
Par value of capital shares	$231,082	$10,990	$19,999
Capital paid in excess of par value	1,999,811,229	114,274,929	195,251,792
Undistributed net investment income	1,911,524	75,450	31,925
Accumulated net realized loss from investment transactions and futures contracts	(142,406,600)	(2,455,654)	(6,831,988)
Net unrealized appreciation (depreciation) of investments, futures contracts and foreign currencies	6,088,989	(158,873)	206,414

Total Net Assets	$1,865,636,224	$111,746,842	$188,678,142

Shares Outstanding:
Class A	160,886,600	3,541,924	5,915,957

Class B	23,416,698	3,495,069	7,799,569

Class C	33,272,982	3,828,325	6,227,047

Class O	10,941,092	124,983	36,719

Class Y	2,564,644	—	19,404

Net Asset Value:
Class A Shares
Net asset value*	$8.06	$10.12	$9.41

Maximum offering price per share (based on maximum sales charge of 4.50%, 2.00% and 4.50%, respectively	$8.44	$10.33	$9.85

Class B Shares
Net asset value and offering price per share*	$8.11	$10.16	$9.42

Class C Shares
Net asset value and offering price per share*	$8.14	$10.22	$9.48

Class O Shares
Net asset value, offering price and redemption price per share	$8.05	$10.14	$9.35

Class Y Shares
Net asset value, offering price and redemption price per share	$8.04	—	$9.34

†	Foreign currency at cost for the Strategic Bond Fund is $6,260.
*	Redemption prices per share is equal to net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements.

Statements of Operations

For the Six Months Ended June 30, 2004 (unaudited)

	High Yield Bond Fund	Short/ Intermediate U.S. Government Fund	Strategic Bond Fund
INVESTMENT INCOME:
Interest (Note 1d)	$76,722,062	$2,892,088	$5,625,176
Dividends	894,259	—	8,457

Total Investment Income	77,616,321	2,892,088	5,633,633

EXPENSES:
Management fees (Note 2)	6,936,906	377,304	737,225
Distribution and service plan fees (Note 7)	3,729,182	392,811	702,932
Transfer agency services (Note 7)	967,139	93,956	124,042
Administration fees (Note 2)	462,460	31,442	49,148
Registration fees	187,179	33,161	38,651
Custody	118,130	18,155	40,914
Shareholder communications (Note 7)	97,619	24,583	22,953
Audit and legal	19,159	19,277	27,024
Directors’ fees	15,705	3,534	4,252
Other	37,874	4,531	5,456

Total Expenses	12,571,353	998,754	1,752,597
Less: Management fee waiver (Note 2)	—	(260,082)	—

Net Expenses	12,571,353	738,672	1,752,597

Net Investment Income	65,044,968	2,153,416	3,881,036

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES CONTRACTS AND FOREIGN CURRENCIES (NOTES 1 AND 3):
Realized Gain (Loss) From:
Investment transactions	20,029,490	111,798	2,842,449
Futures contracts	—	(903,189)	(415,096)
Foreign currency transactions	—	—	81,821

Net Realized Gain (Loss)	20,029,490	(791,391)	2,509,174

Change in Net Unrealized Appreciation (Depreciation) From:
Investments	(79,183,279)	(1,992,633)	(8,545,189)
Futures contracts	—	(89,800)	58,265
Foreign currencies	—	—	397,317

Change in Net Unrealized Appreciation (Depreciation)	(79,183,279)	(2,082,433)	(8,089,607)

Net Loss on Investments, Futures Contracts and Foreign Currencies	(59,153,789)	(2,873,824)	(5,580,433)

Increase (Decrease) in Net Assets From Operations	$5,891,179	$(720,408)	$(1,699,397)

See Notes to Financial Statements.

Statements of Changes in Net Assets

For the Six Months Ended June 30, 2004 (unaudited)

and the Year Ended December 31, 2003

High Yield Bond Fund	2004	2003
OPERATIONS:
Net investment income	$65,044,968	$91,776,647
Net realized gain	20,029,490	11,241,980
Increase (decrease) in net unrealized appreciation	(79,183,279)	141,784,569

Increase in Net Assets From Operations	5,891,179	244,803,196

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 8):
Net investment income	(62,178,728)	(94,203,644)

Decrease in Net Assets From Distributions to Shareholders	(62,178,728)	(94,203,644)

FUND SHARE TRANSACTIONS (NOTE 9):
Net proceeds from sale of shares	347,252,278	1,762,552,985
Net asset value of shares issued for reinvestment of dividends	46,753,242	79,574,123
Cost of shares reacquired	(279,089,429)	(753,271,574)

Increase in Net Assets From Fund Share Transactions	114,916,091	1,088,855,534

Increase in Net Assets	58,628,542	1,239,455,086
NET ASSETS:
Beginning of period	1,807,007,682	567,552,596

End of period*	$1,865,636,224	$1,807,007,682

* Includes undistributed (overdistributed) net investment income of:	$1,911,524	$(954,716)

See Notes to Financial Statements.

Statements of Changes in Net Assets

For the Six Months Ended June 30, 2004 (unaudited)

and the Year Ended December 31, 2003

Short/Intermediate U.S. Government Fund	2004	2003
OPERATIONS:
Net investment income .	$2,153,416	$3,511,545
Net realized loss	(791,391)	(13,007)
Increase in net unrealized depreciation	(2,082,433)	(2,182,933)

Increase (Decrease) in Net Assets From Operations	(720,408)	1,315,605

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 8):
Net investment income	(2,106,929)	(3,838,001)

Decrease in Net Assets From Distributions to Shareholders	(2,106,929)	(3,838,001)

FUND SHARE TRANSACTIONS (NOTE 9):
Net proceeds from sale of shares	17,683,180	235,202,099
Net asset value of shares issued for reinvestment of dividends	1,526,671	3,175,494
Cost of shares reacquired	(42,271,832)	(241,422,795)

Decrease in Net Assets From Fund Share Transactions	(23,061,981)	(3,045,202)

Decrease in Net Assets	(25,889,318)	(5,567,598)
NET ASSETS:
Beginning of period	137,636,160	143,203,758

End of period*	$111,746,842	$137,636,160

* Includes undistributed net investment income of:	$75,450	$28,963

See Notes to Financial Statements.

Statements of Changes in Net Assets

For the Six Months Ended June 30, 2004 (unaudited)

and the Year Ended December 31, 2003

Strategic Bond Fund	2004	2003
OPERATIONS:
Net investment income	$3,881,036	$8,291,217
Net realized gain	2,509,174	8,134,595
Increase (decrease) in net unrealized appreciation	(8,089,607)	6,155,794

Increase (Decrease) in Net Assets From Operations	(1,699,397)	22,581,606

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 8):
Net investment income	(3,658,029)	(8,484,485)

Decrease in Net Assets From Distributions to Shareholders	(3,658,029)	(8,484,485)

FUND SHARE TRANSACTIONS (NOTE 9):
Net proceeds from sale of shares	32,213,992	89,098,089
Net asset value of shares issued for reinvestment of dividends	2,335,664	6,177,635
Cost of shares reacquired	(38,053,164)	(88,985,942)

Increase (Decrease) in Net Assets From Fund Share Transactions	(3,503,508)	6,289,782

Increase (Decrease) in Net Assets	(8,860,934)	20,386,903
NET ASSETS:
Beginning of period	197,539,076	177,152,173

End of period*	$188,678,142	$197,539,076

* Includes undistributed (overdistributed) net investment income of:	$31,925	$(272,903)

See Notes to Financial Statements.

Notes to Financial Statements

(unaudited)

1. Organization and Significant Accounting Policies

The Salomon Brothers Investment Series (“Investment Series”) consists of certain funds of the Salomon Brothers Series Funds Inc (“Series Fund”), the Salomon Brothers Investors Value Fund Inc and the Salomon Brothers Capital Fund Inc.

Salomon Brothers High Yield Bond Fund (“High Yield Bond Fund”), Salomon Brothers Short/Intermediate U.S. Government Fund (“Short/Intermediate U.S. Government Fund”) and Salomon Brothers Strategic Bond Fund (“Strategic Bond Fund”) are separate investment funds of the Series Fund, an open-end management investment company, incorporated in Maryland on April 17, 1990. The Series Fund consists of these funds and eight other separate investment funds: Salomon Brothers International Equity Fund, Salomon Brothers Small Cap Growth Fund, Salomon Brothers Large Cap Growth Fund, Salomon Brothers Balanced Fund, Salomon Brothers New York Municipal Money Market Fund, Salomon Brothers Cash Management Fund, Salomon Brothers Institutional Money Market Fund and Salomon Brothers All Cap Value Fund. The financial statements and financial highlights for the other eight funds are presented in separate shareholder reports.

The Investment Series operates under a multiple class pricing structure, with each fund of the Investment Series (individually a “Fund”) offering Class A, Class B, Class C, Class O shares and (for certain funds) Class Y shares, each with their own expense structure. Each Fund has a specific investment objective:

Fund:	Objective:
High Yield Bond Fund	To maximize total return, consistent with the preservation of capital.
Short/Intermediate U.S. Government Fund	To maximize total return, consistent with the preservation of capital.
Strategic Bond Fund	To maximize total return, consistent with the preservation of capital.

The following is a summary of significant accounting policies followed by the Investment Series in the preparation of its financial statements. The policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates of certain reported amounts in the financial statements. Actual amounts could differ from those estimates.

(a)  Investment Valuation.     Portfolio securities listed or traded on national securities exchanges, or reported on the NASDAQ national market system, are valued at the last sale price, or if there have been no sales on that day, at the mean of the current bid and asked price which represents the current value of the security. Over-the-counter securities are valued at the mean of the current bid and asked price. Debt securities are valued by using either market quotations or independent pricing services which use prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Securities for which market quotations are not available will be valued in good faith at fair value by or under the direction of the Board of Directors. Publicly traded sovereign bonds are typically traded internationally on the over-the-counter market and are valued at the mean of the last current bid and asked price as of the close of business of that market. Short-term securities with less than 60 days remaining to maturity when acquired by a Fund are valued at amortized cost which approximates market value. If a Fund acquires such securities with more than 60 days remaining to maturity, they are valued at current market value until the 60th day prior to maturity, and are then valued on an amortized cost basis.

Securities for which reliable quotations or prices from pricing services are not readily available (as may be the case for securities of limited marketability) and all other assets are valued at their respective fair value as determined in good faith by, or under procedures established by, the Board of Directors.

(b)  Futures Contracts.    The High Yield Bond Fund, Short/Intermediate U.S. Government Fund and Strategic Bond Fund may enter into futures contracts, which involves paying or receiving variation margin, which will be recorded as unrealized gain or loss until the contract is closed. When the contract is closed, a realized gain or loss is recognized. Outstanding contracts may involve elements of market risk in excess of amounts reported in the financial statements.

At June 30, 2004, the High Yield Bond Fund did not have any open futures contracts.

Notes to Financial Statements

(unaudited) (continued)

At June 30, 2004, the Short/Intermediate U.S. Government Fund had the following open futures contracts:

Contracts to Sell:	Number of Contracts	Expiration	Basis Value	Market Value	Unrealized Loss
U.S. Treasury 5 Year Notes	306	9/04	$33,011,876	$33,258,375	$(246,499)
U.S. Treasury 10 Year Notes	9	9/04	972,867	983,953	(11,086)

					$(257,585)

At June 30, 2004, the Strategic Bond Fund had the following open futures contracts:

Contracts to Buy:	Number of Contracts	Expiration	Basis Value	Market Value	Unrealized Gain (Loss)
U.S. Treasury 20 Year Bonds	42	9/04	$4,385,931	$4,467,750	$81,819
U.S. Treasury 5 Year Notes	1	9/04	107,575	108,687	1,112

Contracts to Sell:
U.S. Treasury 10 Year Notes	56	9/04	6,042,262	6,122,375	(80,113)

					$2,818

(c)  Option Contracts.    When a Fund writes or purchases a call or a put option, an amount equal to the premium received or paid by the Fund is recorded as a liability or asset, the value of which is marked-to-market daily to reflect the current market value of the option. When the option expires, the Fund realizes a gain or loss equal to the amount of the premium received or paid. When the Fund enters into a closing transaction by purchasing or selling an offsetting option, it realizes a gain or loss without regard to any unrealized gain or loss on the underlying security. When a written call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. When a written put option is exercised, the amount of the premium received reduces the cost of the security that the Fund purchased upon exercise of the option.

(d)  Mortgage Rolls.    The Short/Intermediate U.S. Government Fund and Strategic Bond Fund may enter into mortgage “dollar rolls” in which a Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. The Fund is compensated by a fee paid by the counterparty. Dollar rolls are accounted for as financing arrangements; the fee is accrued into interest income ratably over the term of the dollar roll and any gain or loss on the roll is deferred until disposition of the rolled security. The average monthly balance of dollar rolls outstanding during the six months ended June 30, 2004 was approximately $69,158,484 and $69,438,212 for the Short/Intermediate U.S. Government Fund and Strategic Bond Fund, respectively. At June 30, 2004, the Short/Intermediate U.S. Government Fund and Strategic Bond Fund had outstanding mortgage dollar rolls with a total cost of $53,437,031 and $70,729,703, respectively. For the Short/Intermediate U.S. Government Fund, counterparties with mortgage dollar rolls outstanding in excess of 10% of total net assets at June 30, 2004 included Bear, Stearns & Co. Inc. ($14,445,473) and Wachovia Securities, Inc. ($23,150,928).

For the six months ended June 30, 2004, the Short/Intermediate U.S. Government Fund and Strategic Bond Fund recorded interest income of $1,275,166 and $1,174,349, respectively, related to such dollar rolls.

(e)  Repurchase Agreements.    When entering into repurchase agreements, it is the Fund’s policy that a custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Notes to Financial Statements

(unaudited) (continued)

(f)  Reverse Repurchase Agreements.    The Funds may enter into reverse repurchase agreements in which a Fund sells portfolio securities and agrees to repurchase them from the buyer at a particular date and price. Whenever a Fund enters into a reverse repurchase agreement, the custodian delivers liquid assets to the counterparty in an amount at least equal to the repurchase price marked-to-market daily (including accrued interest), and subsequently monitors the account to ensure that such equivalent value is maintained. A Fund pays interest on amounts obtained pursuant to reverse repurchase agreements. Reverse repurchase agreements are considered to be borrowings by a Fund.

(g)  Foreign Currency Translation.    The accounting records of each Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities of the Strategic Bond Fund denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange each day. Purchases and sales of securities, accrued income and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effect of changes in foreign currency exchange rates on investments in securities are not segregated in the Statements of Operations from the effects of changes in market prices of those securities, but are included with the unrealized gain or loss on investments.

(h)  Forward Foreign Currency Contracts.    Certain Funds may enter into forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through either delivery or offset by entering into another forward foreign currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset.

At June 30, 2004, the Strategic Bond Fund had open forward foreign currency contracts as described below. The unrealized loss on the contracts reflected in the accompanying financial statements were as follows:

Foreign Currency	Local Currency	Market Value	Settlement Date	Unrealized Loss
Contracts to Sell:
Euro	10,348,421	$12,593,065	8/25/04	$(268,095)

At June 30, 2004, the High Yield Bond Fund and Short/Intermediate U.S. Government Fund did not have any open forward foreign currency contracts.

(i)  Loan Participations.    The High Yield Bond Fund and the Strategic Bond Fund may invest in fixed and floating rate loans arranged through private negotiations between a foreign sovereign entity and one or more financial institutions (“lender”). In connection with purchasing participations, each Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and each Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation. As a result, each Fund will assume the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling the participation, each Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

At June 30, 2004, the High Yield Bond Fund and Strategic Bond Fund held loan participations with a total cost of $13,207,737 and $772,956, respectively.

Notes to Financial Statements

(unaudited) (continued)

(j)  Federal Income Taxes.    Each Fund has complied with the applicable provisions of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and distributed substantially all of its income, including any net realized gains, to shareholders. Therefore, no Federal income tax or excise tax provision is required for such Funds.

(k)  Dividends and Distributions to Shareholders.    Dividends on the shares of each of the Funds are declared each business day to shareholders of record that day, and are paid on the last business day of the month. Distributions of net realized gains to shareholders of each Fund, if any, are declared at least annually. Dividends and distributions to shareholders of each Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from GAAP due primarily to differences in the treatment of foreign currency gains/losses, deferral of wash sales, and post-October losses incurred by each Fund. Permanent book/tax differences are reclassified within the capital accounts based on their federal income tax basis treatment; temporary differences do not require reclassifications.

(l)  Class Accounting.    Investment income, common expenses and gain (loss) on investments are allocated to the various classes of a Fund on the basis of daily net assets of each class. Distribution, shareholder servicing and communications fees relating to a specific class are charged directly to that class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

(m)  Expenses.    Direct expenses are charged to the Fund that incurred them, and general expenses of the Investment Series are allocated to the Funds based on each Fund’s relative net assets.

(n)  Other.    Investment transactions are recorded as of the trade date. Dividend income is recorded on the ex-dividend date. Interest income, including the accretion of discounts or amortization of premiums, is recognized when earned. Gains or losses on sales of securities are calculated for financial accounting and Federal income tax purposes on the identified cost basis. Net investment income (other than distribution fees and other class specific expenses), unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of each class’s net assets to the Fund’s total net assets.

2. Management Fee and Other Agreements

Each Fund retains Salomon Brothers Asset Management Inc (“SBAM”), an indirect, wholly-owned subsidiary of Citigroup Inc. (“Citigroup”), to act as investment manager of each Fund, subject to the supervision by the Board of Directors of each Fund. SBAM furnishes the Investment Series with office space and certain services and facilities required for conducting the business of the Investment Series and pays the compensation of its officers. The management fee for these services for each Fund is based on the following annual rates of each Fund’s respective average daily net assets: 0.75% for the High Yield Bond Fund, 0.60% for the Short/Intermediate U.S. Government Fund and 0.75% for the Strategic Bond Fund. Citigroup Asset Management Limited (‘‘CAM Limited”), an affiliate of SBAM, provides certain advisory services to SBAM for the benefit of the Strategic Bond Fund. CAM Limited is compensated by SBAM at no additional expense to the Strategic Bond Fund. These fees are calculated daily and paid monthly.

Smith Barney Fund Management LLC (“SBFM”), another indirect wholly-owned subsidiary of Citigroup acts as the Fund’s administrator. As compensation for its services, the Funds pay SBFM an administration fee calculated at an annual rate of 0.05% of each Fund’s respective average daily net assets. This fee is calculated daily and paid monthly.

During the six months ended June 30, 2004, the Short/Intermediate U.S. Government Fund’s Class A, B, C and O shares had voluntary expense limitations in place of 0.80%, 1.55% (through May 31, 2004), 1.30% and 0.55% of the average daily net assets of each class, respectively, resulting in waived management fees totaling $260,082. Effective June 1, 2004, for Class B shares, the voluntary expense limitation was reduced to 1.05%. These expense limitations can be terminated at any time by SBAM.

Citigroup Global Markets Inc. (“CGM”), another indirect wholly-owned subsidiary of Citigroup, acts as the Fund’s distributor.

On April 29, 2004, the Fund’s Class 2 shares were renamed as Class C shares.

Notes to Financial Statements

(unaudited) (continued)

There is a maximum initial sales charge for Class A shares of 4.50%, 2.00% and 4.50% for the High Yield Bond Fund, Short/Intermediate U.S. Government Fund and Strategic Bond Fund, respectively. There is a contingent deferred sales charge (“CDSC”) of 5.00% on Class B shares of the Funds, which applies if redemption occurs within one year from purchase payment and is reduced over time until no CDSC is incurred after six years. Class C shares of the Funds have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment (except Class C shares of the Short/Intermediate U.S. Government Fund, which are not subject to a deferred sales charge). In certain cases, Class A shares of the Funds have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with the current holdings of Class A shares, equal or exceed $1,000,000, $500,000 and $1,000,000 in the aggregate for the High Yield Bond Fund, Short/Intermediate U.S. Government Fund and Strategic Bond Fund, respectively.

Effective June 1, 2004, for the Short/Intermediate U.S. Government Fund, the CDSC for Class B shares was reduced to 2.00% with no CDSC incurred after five years.

For the six months ended June 30, 2004, sales charges received by CGM and contingent deferred sales charges (“CDSCs”) paid to CGM were:

	Sales Charges	CDSCs
	Class A	Class A	Class B	Class C
High Yield Bond Fund	$302,936	$43,598	$444,582	$61,867
Short/Intermediate U.S. Government Fund	16,264	15,350	90,413	701
Strategic Bond Fund	76,576	—	183,694	3,884

For the six months ended June 30, 2004, CGM and its affiliates did not receive any brokerage commissions from the High Yield Bond Fund, Short/Intermediate U.S. Government Fund and Strategic Bond Fund.

3. Investments

During the six months ended June 30, 2004, the aggregate cost of purchases and proceeds from sales of investments (including maturities of long-term investments, but excluding short-term investments) were as follows:

	Purchases	Sales
High Yield Bond Fund:
Investments	$743,145,724	$632,775,243

Short/Intermediate U.S. Government Fund:
U.S. Government Securities	$25,178,355	$45,937,625

Strategic Bond Fund:
U.S. Government Securities	$8,455,522	$1,966,875
Other Investments	65,323,984	68,458,552

	$73,779,506	$70,425,427

At June 30, 2004, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
High Yield Bond Fund	$74,505,959	$(68,416,970)	$6,088,989
Short/Intermediate U.S. Government Fund	1,286,803	(1,188,091)	98,712
Strategic Bond Fund	7,096,112	(6,626,751)	469,361

Notes to Financial Statements

(unaudited) (continued)

4. Portfolio Investment Risks

Credit and Market Risk.    Funds that invest in high yield and emerging market instruments are subject to certain credit and market risks. The yields of high yield and emerging market debt obligations reflect, among other things, perceived credit risk. The Funds’ investment in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk of timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Funds. The Funds’ investment in non-dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

Financial Instruments with Off-Balance Sheet Risk.    Certain Funds enter into forward foreign currency contracts (“forward contracts”) to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities. Forward contracts involve elements of market risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The Funds bear the risk of an unfavorable change in the foreign exchange rate underlying the forward contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Funds that enter into mortgage dollar rolls are subject to the risk that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

Consistent with their investment objectives, certain Funds may invest in instruments whose values and interest rates may be linked to foreign currencies, interest rates, indices or some other financial indicator. The value at maturity or interest rates for these instruments will increase or decrease according to the change in the indicator to which it is indexed. These securities are generally more volatile in nature and the risk of loss of principal is greater.

A risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

In connection with purchasing loan participations, a Fund generally will have no right to enforce compliance by the borrower, and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

5. Lending of Securities

The High Yield Bond Fund, Short/Intermediate U.S. Government Fund and Strategic Bond Fund may lend securities to brokers, dealers and other financial organizations. Each Fund has an agreement with its custodian whereby the custodian may lend securities owned by each Fund to brokers, dealers and other financial organizations. Fees earned by each Fund on securities lending are recorded as interest income. Loans of securities by each Fund are collateralized by cash or other liquid securities that are maintained at all times in an amount at least equal to the current market value of the loaned securities, plus a margin which may vary depending on the type of securities loaned. Each Fund maintains exposure for the risk of any losses in the investment of amounts received as collateral.

Notes to Financial Statements

(unaudited) (continued)

At June 30, 2004, the High Yield Bond Fund, Short/Intermediate U.S. Government Fund and Strategic Bond Fund loaned securities having a market value of $276,550,246, $27,711,870 and $21,696,389, respectively, and received cash collateral amounting to $281,704,757, $28,155,877 and $22,060,026, respectively, which was invested in the State Street Navigator Securities Lending Trust Prime Portfolio.

For the six months ended June 30, 2004, income earned from securities lending by the High Yield Bond Fund, Short/Intermediate U.S. Government Fund and Strategic Bond Fund was $333,088, $40,510 and $15,141, respectively.

6. Line of Credit

The High Yield Bond Fund and Strategic Bond Fund, along with other affiliated funds, entered into an agreement with a bank which allows the funds collectively to borrow up to $100 million. Interest on borrowing, if any, is charged to the specific fund executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the six months ended June 30, 2004, the commitment fee allocated to the High Yield Bond Fund and Strategic Bond Fund was $23,483 and $3,656, respectively. There have been no borrowings since the line of credit was established.

7. Class Specific Expenses

Pursuant to a Rule 12b-1 Distribution and Service Plan, each Fund pays a service fee with respect to its Class A, B and C shares calculated at the annual rate of 0.25% of the average daily net assets of each respective class. Each Fund also pays a distribution fee with respect to Class B and C shares calculated at the annual rate of 0.75% and 0.50%, respectively, of the average daily net assets of each class. For the six months ended June 30, 2004, total Rule 12b-1 Distribution and Service Plan fees, which are accrued daily and paid monthly, were as follows:

			Class A	Class B	Class C
High Yield Bond Fund			$1,533,443	$1,066,484	$1,129,255
Short/Intermediate U.S. Government Fund			53,995	180,251	158,565
Strategic Bond Fund			67,008	407,290	228,634

Effective June 1, 2004, the Distribution fee for Class B shares of the Short/Intermediate U.S. Government Fund was reduced to 0.25%.

For the six months ended June 30, 2004, total Transfer Agency Services expenses were as follows:

	Class A	Class B	Class C	Class O	Class Y
High Yield Bond Fund	$675,232	$149,508	$140,035	$964	$1,400
Short/Intermediate U.S. Government Fund	31,856	32,949	27,813	1,338	—
Strategic Bond Fund	36,071	50,322	37,099	545	5

For the six months ended June 30, 2004, total Shareholder Communication expenses were as follows:
	Class A	Class B	Class C	Class O	Class Y
High Yield Bond Fund	$42,296	$31,793	$19,666	$2,226	$1,638
Short/Intermediate U.S. Government Fund	8,189	8,419	7,704	271	—
Strategic Bond Fund	5,512	9,709	7,644	73	15

Notes to Financial Statements

(unaudited) (continued)

8. Distributions Paid to Shareholders by Class

	Six Months Ended June 30, 2004	Year Ended December 31, 2003*†
High Yield Bond Fund:
Net Investment Income
Class A	$42,172,462	$53,654,459
Class B	6,459,232	16,447,762
Class C	9,619,920	17,513,102
Class O	3,328,128	6,343,609
Class Y	598,986	244,712

Total	$62,178,728	$94,203,644

Short/Intermediate U.S. Government Fund:
Net Investment Income
Class A	$812,715	$1,628,923
Class B	583,879	994,102
Class C	684,725	1,151,220
Class O	25,610	63,756

Total	$2,106,929	$3,838,001

Strategic Bond Fund:
Net Investment Income
Class A	$1,114,346	$1,953,916
Class B	1,408,430	3,880,049
Class C	1,123,008	2,622,462
Class O	11,014	28,013
Class Y	1,231	45

Total	$3,658,029	$8,484,485

*	For the High Yield Bond Fund, transactions for Class Y shares are for the period April 2, 2003 (inception date) to December 31, 2003.
†	For the Strategic Bond Fund, transactions for Class Y shares are for the period September 10, 2003 (inception date) to December 31, 2003.

Notes to Financial Statements

(unaudited) (continued)

9. Capital Stock

At June 30, 2004, the Series Fund had 10,000,000,000 shares of authorized capital stock, par value $0.001 per share. Effective April 29, 2004, the Funds renamed Class 2 shares as Class C shares.

Transactions in Fund shares for the periods indicated were as follows:

	Six Months Ended June 30, 2004		Year Ended December 31, 2003*
	Shares	Amount	Shares	Amount
High Yield Bond Fund
Class A
Shares sold	34,475,179	$284,639,502	175,448,114	$1,378,731,532
Shares issued on reinvestment	3,921,931	32,145,969	5,860,576	46,598,829
Shares reacquired	(15,988,359)	(131,218,543)	(70,046,511)	(549,585,186)

Net Increase	22,408,751	$185,566,928	111,262,179	$875,745,175

Class B
Shares sold	575,651	$4,767,011	12,279,223	$94,100,798
Shares issued on reinvestment	487,554	4,027,504	1,391,662	10,992,658
Shares reacquired	(5,844,720)	(48,217,187)	(12,200,022)	(95,990,346)

Net Increase (Decrease)	(4,781,515)	$(39,422,672)	1,470,863	$9,103,110

Class C†
Shares sold	4,066,688	$33,893,719	25,200,396	$196,074,527
Shares issued on reinvestment	883,137	7,329,417	1,932,408	15,405,155
Shares reacquired	(9,569,411)	(78,694,183)	(6,871,286)	(54,458,248)

Net Increase (Decrease)	(4,619,586)	$(37,471,047)	20,261,518	$157,021,434

Class O
Shares sold	1,494,356	$12,354,204	10,667,878	$82,025,743
Shares issued on reinvestment	338,489	2,776,136	806,598	6,332,902
Shares reacquired	(2,284,940)	(18,778,064)	(6,713,885)	(52,291,549)

Net Increase (Decrease)	(452,095)	$(3,647,724)	4,760,591	$36,067,096

Class Y
Shares sold	1,411,092	$11,597,842	1,449,937	$11,620,385
Shares issued on reinvestment	58,003	474,216	30,449	244,579
Shares reacquired	(267,938)	(2,181,452)	(116,899)	(946,245)

Net Increase	1,201,157	$9,890,606	1,363,487	$10,918,719

Short/Intermediate U.S. Government Fund
Class A
Shares sold	837,964	$8,685,736	15,118,865	$158,197,878
Shares issued on reinvestment	58,963	606,668	128,315	1,337,284
Shares reacquired	(2,111,935)	(21,707,349)	(15,465,812)	(161,441,100)

Net Decrease	(1,215,008)	$(12,414,945)	(218,632)	$(1,905,938)

Class B
Shares sold	122,421	$1,262,454	1,523,363	$16,015,793
Shares issued on reinvestment	41,912	432,340	79,110	827,500
Shares reacquired	(756,161)	(7,779,762)	(1,897,375)	(19,854,894)

Net Decrease	(591,828)	$(6,084,968)	(294,902)	$(3,011,601)

*	For the High Yield Bond Fund, transactions for Class Y shares are for the period April 2, 2003 (inception date) to December 31, 2003.
†	On April 29, 2004, Class 2 shares were renamed as Class C shares.

Notes to Financial Statements

(unaudited) (continued)

	Six Months Ended June 30, 2004		Year Ended December 31, 2003‡
	Shares	Amount	Shares	Amount
Class C†
Shares sold	725,721	$7,555,864	5,754,591	$60,972,713
Shares issued on reinvestment	45,002	467,307	90,222	950,193
Shares reacquired	(1,219,692)	(12,624,935)	(5,535,204)	(58,427,596)

Net Increase (Decrease)	(448,969)	$(4,601,764)	309,609	$3,495,310

Class O
Shares sold	17,565	$179,126	1,494	$15,715
Shares issued on reinvestment	1,975	20,356	5,782	60,517
Shares reacquired	(15,709)	(159,786)	(163,404)	(1,699,205)

Net Increase (Decrease)	3,831	$39,696	(156,128)	$(1,622,973)

Strategic Bond Fund
Class A
Shares sold	2,152,071	$20,617,189	4,816,338	$44,915,593
Shares issued on reinvestment	68,478	656,127	143,142	1,347,920
Shares reacquired	(1,308,039)	(12,426,111)	(3,230,191)	(30,222,708)

Net Increase	912,510	$8,847,205	1,729,289	$16,040,805

Class B
Shares sold	386,722	$3,726,802	2,017,542	$18,776,756
Shares issued on reinvestment	93,625	899,204	286,499	2,696,645
Shares reacquired	(1,760,433)	(16,814,789)	(3,674,403)	(34,430,762)

Net Decrease	(1,280,086)	$(12,188,783)	(1,370,362)	$(12,957,361)

Class C†
Shares sold	792,474	$7,691,200	2,671,188	$25,168,495
Shares issued on reinvestment	80,259	776,063	223,957	2,124,008
Shares reacquired	(883,217)	(8,486,256)	(2,554,406)	(24,192,488)

Net Increase (Decrease)	(10,484)	$(18,993)	340,739	$3,100,015

Class O
Shares sold	278	$2,647	24,517	$231,246
Shares issued on reinvestment	380	3,633	964	9,017
Shares reacquired	(34,100)	(325,425)	(14,896)	(139,984)

Net Increase (Decrease)	(33,442)	$(319,145)	10,585	$100,279

Class Y
Shares sold .	18,758	$176,154	636	$5,999
Shares issued on reinvestment	68	637	5	45
Shares reacquired	(63)	(583)	—	—

Net Increase .	18,763	$176,208	641	$6,044

‡	For the Strategic Bond Fund, transactions for Class Y shares are for the period ended September 10, 2003 (inception date) to December 31, 2003.
†	On April 29, 2004, Class 2 shares were renamed as Class C shares.

Notes to Financial Statements

(unaudited) (continued)

10. Additional Information

Citigroup has been notified by the Staff of the Securities and Exchange Commission (“SEC”) that the Staff is considering recommending a civil injunctive action and/or an administrative proceeding against Citigroup Asset Management (“CAM”), including its applicable investment advisory companies and Citicorp Trust Bank (“CTB”), an internal transfer agent, relating to the creation and operation of the internal transfer agent unit to serve certain CAM-managed funds. CTB did not provide services to the Funds. This notification arises out of a previously disclosed investigation by the SEC and the U.S. Attorney and relates to CTB’s entry in 1999 into the transfer agency business, CAM’s retention of, and agreements with an unaffiliated sub transfer agent, the adequacy of the disclosures made to the fund boards that approved the transfer agency arrangements, (including CAM’s failure to disclose a related revenue guarantee agreement benefiting CAM and its affiliates), and CAM’s operation of and compensation for the transfer agency business. The revenue guarantee described above was terminated in 1999 and CAM will be paying the applicable funds, primarily through fee waivers, a total of approximately $17 million (plus interest) that is the amount of the revenue received by Citigroup relating to the revenue guarantee. The Funds did not implement the contractual arrangement described above and therefore will not receive any portion of the payment. Citigroup is cooperating fully in the investigation and will seek to resolve the matter in discussions with the SEC Staff. Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the Funds.

11. Legal Matters

Class action lawsuits have been filed against Citigroup Global Markets Inc. (the “Distributor”) and a number of its affiliates, including Smith Barney Fund Management LLC and Salomon Brothers Asset Management Inc (the “Advisers”), substantially all of the mutual funds managed by the Advisers (the “Funds”), and directors and trustees of the Funds. The complaints allege, among other things, that the Distributor created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Advisers caused the Funds to pay excessive brokerage commissions to the Distributor for steering clients towards proprietary funds. The complaints also allege that the defendants breached their fiduciary duty to the Funds by improperly charging Rule 12b-1 fees and by drawing on Fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints seek injunctive relief and compensatory and punitive damages, rescission of the Funds’ contracts with the Advisers, recovery of all fees paid to the Advisers pursuant to such contracts and an award of attorneys’ fees and litigation expenses. Citigroup Asset Management believes that the suits are without merit and intends to defend the cases vigorously.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the defendants in the future. Neither Citigroup Asset Management nor the Funds believe that any of the pending actions will have a material adverse effect on the Funds or the ability of the Distributor or the Advisers to perform under their respective contracts with the Funds.

Financial Highlights

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:

High Yield Bond Fund
	Class A Shares
	2004(1)		2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$8.29		$7.23	$7.52	$8.10	$9.48	$9.89

Income (Loss) From Operations:
Net investment income	0.29	*	0.59 *	0.64 *	0.80 *	1.00 *	1.01 *
Net realized and unrealized gain (loss)	(0.24)		1.07	(0.19)	(0.47)	(1.32)	(0.36)

Total Income (Loss) From Operations	0.05		1.66	0.45	0.33	(0.32)	0.65

Less Distributions From:
Net investment income	(0.28)		(0.60)	(0.64)	(0.79)	(1.00)	(1.06)
Capital	—		—	(0.10)	(0.12)	(0.06)	—

Total Distributions	(0.28)		(0.60)	(0.74)	(0.91)	(1.06)	(1.06)

Net Asset Value, End of Period	$8.06		$8.29	$7.23	$7.52	$8.10	$9.48

Total Return (2)	0.6	%‡	23.8%	6.4%	4.2%	(3.6)%	7.0%
Net Assets, End of Period (000s)	$1,296,093		$1,148,273	$196,733	$102,706	$100,065	$125,568
Ratios to Average Net Assets:
Expenses	1.21	%†	1.25%	1.31%	1.28%	1.24%	1.27%
Net investment income.	7.19	†	7.34	8.86	10.14	11.32	10.46
Portfolio Turnover Rate	36%		78%	106%	131%	79%	65%
Before applicable waiver of management fee, expenses absorbed by SBAM and credits earned on custodian cash balances, net investment income per share and expense ratios would have been:
Net investment income	N/A		N/A	N/A	N/A	N/A	$1.01 *
Expense ratio	N/A		N/A	N/A	N/A	N/A	1.29%

High Yield Bond Fund
	Class B Shares
	2004(1)		2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$8.34		$7.27	$7.55	$8.13	$9.48	$9.87

Income (Loss) From Operations:
Net investment income	0.26	*	0.53 *	0.59 *	0.75 *	0.94 *	0.94 *
Net realized and unrealized gain (loss)	(0.24)		1.08	(0.18)	(0.49)	(1.32)	(0.36)

Total Income (Loss) From Operations	0.02		1.61	0.41	0.26	(0.38)	0.58

Less Distributions From:
Net investment income	(0.25)		(0.54)	(0.60)	(0.73)	(0.91)	(0.97)
Capital	—		—	(0.09)	(0.11)	(0.06)	—

Total Distributions	(0.25)		(0.54)	(0.69)	(0.84)	(0.97)	(0.97)

Net Asset Value, End of Period	$8.11		$8.34	$7.27	$7.55	$8.13	$9.48

Total Return (2)	0.2	%‡	22.9%	5.8%	3.3%	(4.2)%	6.3%
Net Assets, End of Period (000s)	$189,813		$235,293	$194,187	$214,204	$250,003	$311,832
Ratios to Average Net Assets:
Expenses	2.01	%†	2.01%	2.07%	2.03%	1.99%	2.02%
Net investment income	6.36	†	6.74	8.12	9.44	10.56	9.74
Portfolio Turnover Rate	36%		78%	106%	131%	79%	65%
Before applicable waiver of management fee, expenses absorbed by SBAM and credits earned on custodian cash balances, net investment income per share and expense ratios would have been:
Net investment income	N/A		N/A	N/A	N/A	N/A	$0.94 *
Expense ratio	N/A		N/A	N/A	N/A	N/A	2.03%

(1)	For the six months ended June 30, 2004 (unaudited).
(2)	Total return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends at the net asset value on the ex-dividend date, and a sale at net asset value on the last day of each period. Initial sales charge or contingent deferred sales charge is not reflected in the calculation of total return. Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be reduced.
*	Per share amounts have been calculated using the monthly average shares method.
‡	Total return is not annualized, as it may not be representative of the total return for the year.
†	Annualized.

Financial Highlights

(continued)

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:

High Yield Bond Fund
	Class C Shares(1)
	2004(2)		2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$8.38		$7.30	$7.59	$8.16	$9.50	$9.86

Income (Loss) From Operations:
Net investment income	0.28	*	0.56 *	0.61 *	0.76 *	0.96 *	0.96 *
Net realized and unrealized gain (loss)	(0.26)		1.09	(0.19)	(0.47)	(1.33)	(0.35)

Total Income (Loss) From Operations	0.02		1.65	0.42	0.29	(0.37)	0.61

Less Distributions From:
Net investment income	(0.26)		(0.57)	(0.61)	(0.75)	(0.91)	(0.97)
Capital	—		—	(0.10)	(0.11)	(0.06)	—

Total Distributions	(0.26)		(0.57)	(0.71)	(0.86)	(0.97)	(0.97)

Net Asset Value, End of Period	$8.14		$8.38	$7.30	$7.59	$8.16	$9.50

Total Return (3)	0.3	%‡	23.4%	5.9%	3.6%	(4.1)%	6.6%
Net Assets, End of Period (000s)	$270,996		$317,704	$128,759	$77,726	$67,938	$84,527
Ratios to Average Net Assets:
Expenses	1.70	%†	1.71%	1.80%	1.77%	1.74%	1.79%
Net investment income	6.69	†	6.93	8.36	9.64	10.82	9.95
Portfolio Turnover Rate	36%		78%	106%	131%	79%	65%
Before applicable waiver of management fee, expenses absorbed by SBAM and credits earned on custodian cash balances, net investment income per share and expense ratios would have been:
Net investment income	N/A		N/A	N/A	N/A	N/A	$0.96 *
Expense ratio	N/A		N/A	N/A	N/A	N/A	1.81%

High Yield Bond Fund
	Class O Shares
	2004(2)		2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$8.29		$7.22	$7.51	$8.10	$9.48	$9.89

Income (Loss) From Operations:
Net investment income	0.31	*	0.62 *	0.67 *	0.84 *	1.03 *	1.04 *
Net realized and unrealized gain (loss)	(0.25)		1.08	(0.19)	(0.49)	(1.32)	(0.36)

Total Income (Loss) From Operations	0.06		1.70	0.48	0.35	(0.29)	0.68

Less Distributions From:
Net investment income	(0.30)		(0.63)	(0.67)	(0.82)	(1.02)	(1.09)
Capital	—		—	(0.10)	(0.12)	(0.07)	—

Total Distributions	(0.30)		(0.63)	(0.77)	(0.94)	(1.09)	(1.09)

Net Asset Value, End of Period	$8.05		$8.29	$7.22	$7.51	$8.10	$9.48

Total Return (3)	0.7	%‡	24.4%	6.9%	4.5%	(3.3)%	7.3%
Net Assets, End of Period (000s)	$88,103		$94,445	$47,874	$24,990	$13,027	$13,537
Ratios to Average Net Assets:
Expenses	0.85	%†	0.86%	0.92%	0.87%	0.99%	1.02%
Net investment income	7.53	†	7.87	9.31	10.54	11.56	10.76
Portfolio Turnover Rate	36%		78%	106%	131%	79%	65%
Before applicable waiver of management fee, expenses absorbed by SBAM and credits earned on custodian cash balances, net investment income per share and expense ratios would have been:
Net investment income	N/A		N/A	N/A	N/A	N/A	$1.04 *
Expense ratio	N/A		N/A	N/A	N/A	N/A	1.03%

(1)	Effective April 29, 2004, Class 2 shares were renamed as Class C shares.
(2)	For the six months ended June 30, 2004 (unaudited).
(3)	Total return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends at the net asset value on the ex-dividend date, and a sale at net asset value on the last day of each period. Initial sales charge or contingent deferred sales charge is not reflected in the calculation of total return. Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be reduced.
*	Per share amounts have been calculated using the monthly average shares method.
‡	Total return is not annualized, as it may not be representative of the total return for the year.
†	Annualized.

Financial Highlights

(continued)

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:

High Yield Bond Fund
	Class Y Shares
	2004(1)	2003(2)
Net Asset Value, Beginning of Period	$8.28	$7.58

Income (Loss) From Operations:
Net investment income	0.31 *	0.38 *
Net realized and unrealized gain (loss)	(0.26)	0.78

Total Income From Operations	0.05	1.16

Less Distributions From:
Net investment income	(0.29)	(0.46)

Total Distributions	(0.29)	(0.46)

Net Asset Value, End of Period	$8.04	$8.28

Total Return (3)‡	0.7%	15.7%
Net Assets, End of Period (000s)	$20,631	$11,293
Ratios to Average Net Assets†:
Expenses	0.87%	0.88%
Net investment income	7.47	7.34
Portfolio Turnover Rate	36%	78%

(1)	For the six months ended June 30, 2004 (unaudited).
(2)	For the period April 2, 2003 (inception date) to December 31, 2003.
(3)	Total return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends at the net asset value on the ex-dividend date, and a sale at net asset value on the last day of each period. Initial sales charge or contingent deferred sales charge is not reflected in the calculation of total return.
*	Per share amounts have been calculated using the monthly average shares method.
‡	Total return is not annualized, as it may not be representative of the total return for the year.
†	Annualized.

Financial Highlights

(continued)

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:

Short/Intermediate U.S. Government Fund
	Class A Shares
	2004(1)		2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$10.35		$10.48	$10.14	$9.91	$9.84	$10.28

Income (Loss) From Operations:
Net investment income	0.19	*	0.27 *	0.36 *	0.51 *	0.69 *	0.54 *
Net realized and unrealized gain (loss)	(0.23)		(0.10)	0.49	0.37	0.06	(0.39)

Total Income (Loss) From Operations	(0.04)		0.17	0.85	0.88	0.75	0.15

Less Distributions From:
Net investment income	(0.19)		(0.30)	(0.42)	(0.56)	(0.68)	(0.59)
Net realized gains	—		—	(0.00)**	(0.09)	—	—
Capital	—		—	(0.09)	—	—	—

Total Distributions	(0.19)		(0.30)	(0.51)	(0.65)	(0.68)	(0.59)

Net Asset Value, End of Period	$10.12		$10.35	$10.48	$10.14	$9.91	$9.84

Total Return (2)	(0.4	)%‡	1.6%	8.6%	9.1%	7.9%	1.5%
Net Assets, End of Period (000s)	$35,835		$49,222	$52,165	$17,378	$7,773	$5,771
Ratios to Average Net Assets:
Total expenses, including interest expense	0.80	%†	0.80%	0.80%	1.07%	0.96%	—
Total expenses, excluding interest expense (operating expenses) (3)	0.80	†	0.80	0.80	0.85	0.84	0.85%
Net investment income	3.80	†	2.60	3.43	5.28	6.99	5.34
Portfolio Turnover Rate	20%		86%	14%	176%	51%	96%
Before applicable waiver of management fee, expenses absorbed by SBAM and credits earned on custodian cash balances, net investment income per share and expense ratios would have been:
Net investment income	$0.17	*	$0.24 *	$0.31 *	$0.45 *	$0.62 *	$0.45 *
Expense ratio, including interest expense	1.21	%†	1.14%	1.30%	1.69%	—	—
Expense ratio, excluding interest expense (operating expenses)	1.21	†	1.14	1.30	1.47	1.60%	1.67%

Short/Intermediate U.S. Government Fund
	Class B Shares
	2004(1)		2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$10.39		$10.52	$10.18	$9.95	$9.85	$10.29

Income (Loss) From Operations:
Net investment income	0.16	*	0.20 *	0.28 *	0.49 *	0.62 *	0.49 *
Net realized and unrealized gain (loss)	(0.24)		(0.11)	0.49	0.32	0.07	(0.42)

Total Income (Loss) From Operations	(0.08)		0.09	0.77	0.81	0.69	0.07

Less Distributions From:
Net investment income	(0.15)		(0.22)	(0.34)	(0.49)	(0.59)	(0.51)
Net realized gains	—		—	(0.00)**	(0.09)	—	—
Capital	—		—	(0.09)	—	—	—

Total Distributions	(0.15)		(0.22)	(0.43)	(0.58)	(0.59)	(0.51)

Net Asset Value, End of Period	$10.16		$10.39	$10.52	$10.18	$9.95	$9.85

Total Return (2)	(0.8	)%‡	0.9%	7.8%	8.3%	7.2%	0.7%
Net Assets, End of Period (000s)	$35,507		$42,442	$46,100	$22,031	$14,832	$16,109
Ratios to Average Net Assets:
Total expenses, including interest expense	1.47	%†	1.55%	1.56%	1.86%	1.73%	—
Total expenses, excluding interest expense (operating expenses) (4)	1.47	†	1.55	1.55	1.60	1.60	1.60%
Net investment income	3.12	†	1.87	2.71	4.91	6.34	4.85
Portfolio Turnover Rate	20%		86%	14%	176%	51%	96%
Before applicable waiver of management fee, expenses absorbed by SBAM and credits earned on custodian cash balances, net investment income per share and expense ratios would have been:
Net investment income	$0.14	*	$0.15 *	$0.23 *	$0.45 *	$0.55 *	$0.40 *
Expense ratio, including interest expense	1.91	%†	1.94%	2.04%	2.31%	—	—
Expense ratio, excluding interest expense (operating expenses)	1.91	†	1.94	2.04	2.06	2.37%	2.42%

(1)	For the six months ended June 30, 2004 (unaudited).
(2)	Total return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends at the net asset value on the payable date, and a sale at net asset value on the last day of each period. Initial sales charge or contingent deferred sales charge is not reflected in the calculation of total return. Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be reduced.
(3)	As a result of voluntary expense limitations, expense ratios, excluding interest expense, will not exceed 0.80%.
(4)	As a result of voluntary expense limitations, expense ratios, excluding interest expense, will not exceed 1.55%.
*	Per share amounts have been calculated using the monthly average shares method.
**	Amount represents less than $0.01 per share.
‡	Total return is not annualized, as it may not be representative of the total return for the year.
†	Annualized.

Financial Highlights

(continued)

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:

Short/Intermediate U.S. Government Fund
	Class C Shares(1)
	2004(2)		2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$10.46		$10.59	$10.24	$9.98	$9.86	$10.28

Income (Loss) From Operations:
Net investment income	0.17	*	0.22 *	0.31 *	0.48 *	0.65 *	0.49 *
Net realized and unrealized gain (loss)	(0.24)		(0.10)	0.50	0.37	0.06	(0.40)

Total Income (Loss) From Operations	(0.07)		0.12	0.81	0.85	0.71	0.09

Less Distributions From:
Net investment income	(0.17)		(0.25)	(0.37)	(0.50)	(0.59)	(0.51)
Net realized gains	—		—	(0.00)**	(0.09)	—	—
Capital	—		—	(0.09)	—	—	—

Total Distributions	(0.17)		(0.25)	(0.46)	(0.59)	(0.59)	(0.51)

Net Asset Value, End of Period	$10.22		$10.46	$10.59	$10.24	$9.98	$9.86

Total Return (3)	(0.7	)%‡	1.1%	8.1%	8.7%	7.4%	0.9%
Net Assets, End of Period (000s)	$39,137		$44,715	$42,025	$15,546	$4,193	$5,351
Ratios to Average Net Assets:
Total expenses, including interest expense	1.30	%†	1.30%	1.31%	1.55%	1.48%	—
Total expenses, excluding interest expense (operating expenses) (4)	1.30	†	1.30	1.30	1.35	1.35	1.37%
Net investment income	3.30	†	2.08	2.98	4.67	6.61	4.91
Portfolio Turnover Rate	20%		86%	14%	176%	51%	96%
Before applicable waiver of management fee, expenses absorbed by SBAM and credits earned on custodian cash balances, net investment income per share and expense ratios would have been:
Net investment income	$0.15	*	$0.18 *	$0.27 *	$0.43 *	$0.58 *	$0.40 *
Expense ratio, including interest expense	1.69	%†	1.65%	1.74%	2.00%	—	—
Expense ratio, excluding interest expense (operating expenses)	1.69	†	1.65	1.74	1.80	2.12%	2.20%

Short/Intermediate U.S. Government Fund
	Class O Shares
	2004(2)		2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$10.38		$10.51	$10.16	$9.94	$9.85	$10.29

Income (Loss) From Operations:
Net investment income	0.21	*	0.29 *	0.38 *	0.57 *	0.72 *	0.57 *
Net realized and unrealized gain (loss)	(0.25)		(0.10)	0.51	0.33	0.08	(0.40)

Total Income (Loss) From Operations	(0.04)		0.19	0.89	0.90	0.80	0.17

Less Distributions From:
Net investment income	(0.20)		(0.32)	(0.43)	(0.59)	(0.71)	(0.61)
Net realized gains	—		—	(0.00)**	(0.09)	—	—
Capital	—		—	(0.11)	—	—	—

Total Distributions	(0.20)		(0.32)	(0.54)	(0.68)	(0.71)	(0.61)

Net Asset Value, End of Period	$10.14		$10.38	$10.51	$10.16	$9.94	$9.85

Total Return (3)	(0.4	)%‡	1.9%	9.0%	9.3%	8.5%	1.8%
Net Assets, End of Period (000s)	$1,268		$1,257	$2,914	$1,016	$445	$3,294
Ratios to Average Net Assets:
Total expenses, including interest expense	0.55	%†	0.55%	0.56%	0.84%	0.72%	—
Total expenses, excluding interest expense (operating expenses) (5)	0.55	†	0.55	0.55	0.60	0.60	0.60%
Net investment income	4.04	†	2.80	3.68	5.71	7.37	5.65
Portfolio Turnover Rate	20%		86%	14%	176%	51%	96%
Before applicable waiver of management fee, expenses absorbed by SBAM and credits earned on custodian cash balances, net investment income per share and expense ratios would have been:
Net investment income	$0.18	*	$0.26 *	$0.34 *	$0.52 *	$0.65 *	$0.48 *
Expense ratio, including interest expense	1.02	%†	0.87%	0.96%	1.30%	—	—
Expense ratio, excluding interest expense (operating expenses)	1.02	†	0.87	0.96	1.06	1.36%	1.42%

(1)	Effective April 29, 2004, Class 2 shares were renamed as Class C shares.
(2)	For the six months ended June 30, 2004 (unaudited).
(3)	Total return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends at the net asset value on the payable date, and a sale at net asset value on the last day of each period. Initial sales charge or contingent deferred sales charge is not reflected in the calculation of total return. Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be reduced.
(4)	As a result of voluntary expense limitations, expense ratios, excluding interest expense, will not exceed 1.30%.
(5)	As a result of voluntary expense limitations, expense ratios, excluding interest expense, will not exceed 0.55%.
*	Per share amounts have been calculated using the monthly average shares method.
**	Amount represents less than $0.01 per share.
‡	Total return is not annualized, as it may not be representative of the total return for the year.
†	Annualized.

Financial Highlights

(continued)

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:

Strategic Bond Fund
	Class A Shares
	2004(1)		2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$9.66		$8.97	$8.85	$9.13	$9.81	$10.19

Income (Loss) From Operations:
Net investment income	0.22	*	0.45 *	0.53 *	0.76 *	0.91 *	0.88 *
Net realized and unrealized gain (loss)	(0.27)		0.69	0.31	(0.21)	(0.74)	(0.41)

Total Income (Loss) From Operations	(0.05)		1.14	0.84	0.55	0.17	0.47

Less Distributions From:
Net investment income	(0.20)		(0.45)	(0.52)	(0.76)	(0.85)	(0.85)
Capital	—		—	(0.20)	(0.07)	(0.00)**	—

Total Distributions	(0.20)		(0.45)	(0.72)	(0.83)	(0.85)	(0.85)

Net Asset Value, End of Period	$9.41		$9.66	$8.97	$8.85	$9.13	$9.81

Total Return (2)	(0.6	)%‡	13.0%	9.9%	6.2%	1.8%	5.0%
Net Assets, End of Period (000s)	$55,644		$48,318	$29,385	$19,501	$15,871	$18,571
Ratios to Average Net Assets:
Total expenses, including interest expense	1.32	%†	1.36%	1.44%	1.40%	—	—
Total expenses, excluding interest expense (operating expenses)	1.32	†	1.36	1.44	1.38	1.24%	1.24%
Net investment income	4.48	†	4.69	6.03	8.42	9.61	8.94
Portfolio Turnover Rate	36%		78%	63%	73%	84%	114%
Before applicable waiver of management fee, expenses absorbed by SBAM and credits earned on custodian cash balances, net investment income per share and expense ratios would have been:
Net investment income	N/A		N/A	N/A	$0.75 *	$0.90 *	$0.86 *
Expense ratio, including interest expense	N/A		N/A	N/A	1.52%	—	—
Expense ratio, excluding interest expense (operating expenses)	N/A		N/A	N/A	1.49	1.39%	1.44%

Strategic Bond Fund
	Class B Shares
	2004(1)		2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$9.67		$8.98	$8.87	$9.14	$9.81	$10.18

Income (Loss) From Operations:
Net investment income	0.17	*	0.38 *	0.47 *	0.71 *	0.84 *	0.81 *
Net realized and unrealized gain (loss)	(0.26)		0.69	0.30	(0.21)	(0.74)	(0.41)

Total Income (Loss) From Operations	(0.09)		1.07	0.77	0.50	0.10	0.40

Less Distributions From:
Net investment income	(0.16)		(0.38)	(0.48)	(0.71)	(0.77)	(0.77)
Capital	—		—	(0.18)	(0.06)	(0.00)**	—

Total Distributions	(0.16)		(0.38)	(0.66)	(0.77)	(0.77)	(0.77)

Net Asset Value, End of Period	$9.42		$9.67	$8.98	$8.87	$9.14	$9.81

Total Return (2)	(0.9	)%‡	12.2%	9.1%	5.6%	1.0%	4.2%
Net Assets, End of Period (000s)	$73,446		$87,794	$93,877	$68,781	$65,645	$69,289
Ratios to Average Net Assets:
Total expenses, including interest expense	2.07	%†	2.07%	2.10%	2.06%	—	—
Total expenses, excluding interest expense (operating expenses)	2.07	†	2.07	2.10	2.03	1.99%	1.99%
Net investment income	3.62	†	4.01	5.36	7.79	8.84	8.20
Portfolio Turnover Rate	36%		78%	63%	73%	84%	114%
Before applicable waiver of management fee, expenses absorbed by SBAM and credits earned on custodian cash balances, net investment income per share and expense ratios would have been:
Net investment income	N/A		N/A	N/A	$0.71 *	$0.83 *	$0.79 *
Expense ratio, including interest expense	N/A		N/A	N/A	2.09%	—	—
Expense ratio, excluding interest expense (operating expenses)	N/A		N/A	N/A	2.06	2.13%	2.19%

(1)	For the six months ended June 30, 2004 (unaudited).
(2)	Total return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends at the net asset value on the payable date, and a sale at net asset value on the last day of each period. Initial sales charge or contingent deferred sales charge is not reflected in the calculation of total return. Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be reduced.
*	Per share amounts have been calculated using the monthly average shares method.
**	Amount represents less than $0.01 per share.
‡	Total return is not annualized, as it may not be representative of the total return for the year.
†	Annualized.

Financial Highlights

(continued)

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:

Strategic Bond Fund
	Class C Shares(1)
	2004(2)		2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$9.74		$9.05	$8.93	$9.19	$9.84	$10.18

Income (Loss) From Operations:
Net investment income	0.19	*	0.40 *	0.49 *	0.73 *	0.87 *	0.83 *
Net realized and unrealized gain (loss)	(0.27)		0.70	0.32	(0.20)	(0.75)	(0.40)

Total Income (Loss) From Operations	(0.08)		1.10	0.81	0.53	0.12	0.43

Less Distributions From:
Net investment income	(0.18)		(0.41)	(0.50)	(0.73)	(0.77)	(0.77)
Capital	—		—	(0.19)	(0.06)	(0.00)**	—

Total Distributions	(0.18)		(0.41)	(0.69)	(0.79)	(0.77)	(0.77)

Net Asset Value, End of Period	$9.48		$9.74	$9.05	$8.93	$9.19	$9.84

Total Return (3)	(0.9	)%‡	12.4%	9.5%	5.9%	1.2%	4.5%
Net Assets, End of Period (000s)	$59,063		$60,747	$53,358	$30,438	$20,152	$22,857
Ratios to Average Net Assets:
Total expenses, including interest expense	1.81	%†	1.82%	1.87%	1.79%	—	—
Total expenses, excluding interest expense (operating expenses)	1.81	†	1.82	1.87	1.77	1.74%	1.76%
Net investment income	3.92	†	4.23	5.48	7.97	9.11	8.43
Portfolio Turnover Rate	36%		78%	63%	73%	84%	114%
Before applicable waiver of management fee, expenses absorbed by SBAM and credits earned on custodian cash balances, net investment income per share and expense ratios would have been:
Net investment income	N/A		N/A	N/A	$0.72 *	$0.86 *	$0.81 *
Expense ratio, including interest expense	N/A		N/A	N/A	1.83%	—	—
Expense ratio, excluding interest expense (operating expenses)	N/A		N/A	N/A	1.80	1.89%	1.96%

Strategic Bond Fund
	Class O Shares
	2004(2)		2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$9.61		$8.93	$8.84	$9.12	$9.80	$10.18

Income (Loss) From Operations:
Net investment income	0.21	*	0.46 *	0.56 *	0.80 *	0.94 *	0.91 *
Net realized and unrealized gain (loss)	(0.26)		0.69	0.29	(0.21)	(0.74)	(0.41)

Total Income (Loss) From Operations	(0.05)		1.15	0.85	0.59	0.20	0.50

Less Distributions From:
Net investment income	(0.21)		(0.47)	(0.55)	(0.80)	(0.88)	(0.88)
Capital	—		—	(0.21)	(0.07)	(0.00)**	—

Total Distributions	(0.21)		(0.47)	(0.76)	(0.87)	(0.88)	(0.88)

Net Asset Value, End of Period	$9.35		$9.61	$8.93	$8.84	$9.12	$9.80

Total Return (3)	(0.6	)%‡	13.2%	10.1%	6.7%	2.1%	5.3%
Net Assets, End of Period (000s)	$344		$674	$532	$679	$569	$594
Ratios to Average Net Assets:
Total expenses, including interest expense	1.17	%†	1.11%	1.23%	1.04%	—	—
Total expenses, excluding interest expense (operating expenses)	1.17	†	1.11	1.23	1.01	0.99%	0.99%
Net investment income	4.24	†	4.97	6.27	8.82	9.85	9.30
Portfolio Turnover Rate	36%		78%	63%	73%	84%	114%
Before applicable waiver of management fee, expenses absorbed by SBAM and credits earned on custodian cash balances, net investment income per share and expense ratios would have been:
Net investment income	N/A		N/A	N/A	$0.80 *	$0.92 *	$0.89 *
Expense ratio, including interest expense	N/A		N/A	N/A	1.05%	—	—
Expense ratio, excluding interest expense (operating expenses)	N/A		N/A	N/A	1.02	1.14%	1.19%

(1)	Effective April 29, 2004, Class 2 shares were renamed as Class C shares.
(2)	For the six months ended June 30, 2004 (unaudited).
(3)	Total return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends at the net asset value on the payable date, and a sale at net asset value on the last day of each period. Initial sales charge or contingent deferred sales charge is not reflected in the calculation of total return. Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be reduced.
*	Per share amounts have been calculated using the monthly average shares method.
**	Amount represents less than $0.01 per share.
‡	Total return is not annualized, as it may not be representative of the total return for the year.
†	Annualized.

Financial Highlights

(continued)

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:

Strategic Bond Fund
	Class Y Shares
	2004(1)	2003(2)
Net Asset Value, Beginning of Period	$9.59	$9.36

Income (Loss) From Operations:
Net investment income	0.27 *	0.13 *
Net realized and unrealized gain (loss)	(0.32)	0.23

Total Income (Loss) From Operations	(0.05)	0.36

Less Distributions From:
Net investment income	(0.20)	(0.13)

Total Distributions	(0.20)	(0.13)

Net Asset Value, End of Period	$9.34	$9.59

Total Return (3)‡	(0.5)%	3.9%
Net Assets, End of Period (000s)	$181	$6
Ratios to Average Net Assets†:
Expenses	0.92%	1.08%
Net investment income	6.47	4.55
Portfolio Turnover Rate	36%	78%

(1)	For the six months ended June 30, 2004 (unaudited).
(2)	For the period September 10, 2003 (inception date) to December 31, 2003.
(3)	Total return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends at the net asset value on the ex-dividend date, and a sale at net asset value on the last day of each period. Initial sales charge or contingent deferred sales charge is not reflected in the calculation of total return.
*	Per share amounts have been calculated using the monthly average shares method.
‡	Total return is not annualized, as it may not be representative of the total return for the year.
†	Annualized.

Salomon Brothers Investment Series

INVESTMENT MANAGER

Salomon Brothers Asset Management Inc

399 Park Avenue

New York, New York 10022

DISTRIBUTOR

Citigroup Global Markets Inc.

CUSTODIAN

State Street Bank and Trust Company

225 Franklin Street

Boston, Massachusetts 02110

TRANSFER AGENT

PFPC Inc.

53 State Street

Boston, Massachusetts 02109-2873

LEGAL COUNSEL

Simpson Thacher & Bartlett LLP

425 Lexington Avenue

New York, New York 10017

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP

1177 Avenue of the Americas

New York, New York 10036

DIRECTORS

Carol L. Colman

Daniel P. Cronin

Leslie H. Gelb

R. Jay Gerken, CFA

Chairman

William R. Hutchinson

Dr. Riordan Roett

Jeswald W. Salacuse

OFFICERS

R. Jay Gerken, CFA

President and Chief Executive Officer

Andrew B. Shoup

Senior Vice President and

Chief Administrative Officer

Frances M. Guggino

Chief Financial Officer and Treasurer

Robert E. Amodeo

Executive Vice President

Charles K. Bardes

Executive Vice President

James E. Craige, CFA

Executive Vice President

Thomas A. Croak

Executive Vice President

Thomas K. Flanagan, CFA

Executive Vice President

John G. Goode

Executive Vice President

Peter J. Hable

Executive Vice President

Kevin Kennedy

Executive Vice President

Roger M. Lavan, CFA

Executive Vice President

Maureen O’Callaghan

Executive Vice President

Beth A. Semmel, CFA

Executive Vice President

Peter J. Wilby, CFA

Executive Vice President

George J. Williamson

Executive Vice President

Andrew Beagley

Vice President, Chief Anti-Money Laundering

Compliance Officer and Chief Compliance Officer*

Joseph T. Volpe

Controller

Robert I. Frenkel

Secretary and Chief Legal Officer

*	Chief Compliance Officer as of July 29, 2004.

Salomon Brothers Investment Series

High Yield Bond Fund

Short/Intermediate U.S. Government Fund

Strategic Bond Fund

The Funds are separate investment funds of the Salomon Brothers Series Funds Inc, a Maryland corporation.

This report is submitted for the general information of the shareholders of Salomon Brothers Investment Series — High Yield Bond Fund, Short/Intermediate U.S. Government Fund and Strategic Bond Fund, but it may also be used as sales literature when preceded or accompanied by the current Prospectus.

This document must be preceded or accompanied by a free prospectus. Investors should consider the fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the fund. Please read the prospectus carefully before you invest or send money.

Beginning August 31, 2004, information on how the Fund voted proxies relating to portfolio securities during the 12 month period ended June 30, 2004 will be available (1) without charge, upon request, by calling 1-800-446-1013 and (2) on the SEC’s website at www.sec.gov.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by telephoning the Fund (toll-free) at 1-800-446-1013 and by visiting the SEC’s website at www.sec.gov.

SALOMON BROTHERS ASSET MANAGEMENT

399 Park Avenue

New York, New York 10022

www.sbam.com

©2004 Citigroup Global Markets Inc.

Member NASD, SIPC

SBSFISEMI 6/04    04-7038

ITEM 2.	CODE OF ETHICS.

Not Applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	[RESERVED]

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	[RESERVED]

ITEM 9.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 10.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 11.	EXHIBITS.

(a) Not applicable.

(b) Attached hereto.

Exhibit 99.CERT	Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Salomon Brothers Series Funds Inc

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer of Salomon Brothers Series Funds Inc

Date:	September 9, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer of Salomon Brothers Series Funds Inc

Date:	September 9, 2004

By:	/s/ Frances M. Guggino
Frances M. Guggino
Chief Financial Officer of Salomon Brothers Series Funds Inc

Date:	September 9, 2004